UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 69.0%
Federal Farm Credit Bank
$175,000,000	0.310	%(a)	12/01/09	$175,000,000
45,000,000	0.320	(a)	12/01/09	44,999,494
150,000,000	0.340	(a)	12/01/09	150,000,000
135,000,000	0.480	(a)	12/01/09	135,000,000
132,000,000	0.595	(a)	12/01/09	132,000,000
183,000,000	0.633	(a)	12/01/09	183,525,684
52,000,000	0.223	(a)	12/02/09	51,998,471
135,000,000	0.344	(a)	12/03/09	135,000,000
270,000,000	0.429	(a)	12/12/09	270,000,000
88,000,000	0.129	(a)	12/15/09	88,000,000
750,000,000	0.429	(a)	12/15/09	750,000,000
68,000,000	0.790		12/15/09	67,979,109
138,000,000	0.235	(a)	12/16/09	138,000,000
226,000,000	0.438	(a)	12/18/09	226,000,000
95,000,000	0.033	(a)	12/26/09	95,000,000
168,000,000	0.161	(a)	12/26/09	167,961,537
95,000,000	0.650		01/05/10	94,939,965
91,000,000	0.780		01/07/10	90,927,048
401,400,000	0.133	(a)	01/23/10	401,400,000
91,000,000	0.212	(a)	01/26/10	91,000,000
90,000,000	0.450		02/12/10	89,917,875
248,000,000	0.920		02/22/10	247,473,965
27,000,000	0.609	(a)	03/03/10	27,000,000
Federal Home Loan Bank
389,000,000	0.720	(a)	12/01/09	389,000,000
61,000,000	0.840	(a)	12/01/09	61,000,000
757,800,000	0.070		12/02/09	757,798,527
1,785,000,000	0.070		12/04/09	1,784,989,588
150,000,000	0.142	(a)	12/08/09	149,999,072
465,000,000	0.083	(a)	12/17/09	464,984,496
123,300,000	0.186	(a)	12/25/09	123,245,222
652,000,000	0.080		01/08/10	651,944,942
167,000,000	0.120		01/08/10	166,978,847
273,000,000	3.750		01/08/10	273,956,127
585,000,000	0.004	(a)	01/13/10	584,989,342
612,000,000	0.125		01/13/10	611,908,625
363,000,000	0.184	(a)	01/13/10	363,000,000
220,000,000	0.120		01/15/10	219,967,000
269,000,000	1.030		01/15/10	269,000,000
182,000,000	3.875		01/15/10	182,782,169
241,000,000	0.120		01/20/10	240,959,833
182,000,000	0.310		01/22/10	181,918,504
404,000,000	0.082	(a)	01/26/10	403,749,667
50,000,000	0.110	(a)	02/01/10	49,980,029
460,000,000	0.310		02/05/10	459,968,479
613,800,000	0.204	(a)	02/10/10	613,596,953
133,500,000	0.152	(a)	02/15/10	133,401,859
68,000,000	0.235	(a)	02/19/10	68,021,398
154,000,000	0.900		04/07/10	153,967,582
200,000,000	0.650		06/15/10	199,937,710
82,000,000	0.600		06/21/10	81,956,978
33,000,000	0.500		10/22/10	33,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$13,529,126,097

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 31.0%
United States Treasury Bills
$370,000,000	0.035%	12/03/09	$369,999,281
103,000,000	0.040	12/10/09	102,998,970
1,332,000,000	0.060	12/10/09	1,331,980,020
300,000,000	0.075	12/10/09	299,994,375
220,700,000	0.040	12/17/09	220,696,076
1,778,000,000	0.050	12/17/09	1,777,960,489
1,005,000,000	0.060	12/24/09	1,004,961,475
31,900,000	0.240	03/04/10	31,880,222
44,000,000	0.125	04/08/10	43,980,444
153,200,000	0.130	04/08/10	153,129,188
51,900,000	0.140	04/15/10	51,872,753
43,300,000	0.145	05/06/10	43,272,793
75,700,000	0.150	05/06/10	75,650,795
54,500,000	0.400	06/17/10	54,380,100
147,000,000	0.410	06/17/10	146,668,515
36,000,000	0.415	06/17/10	35,917,830
125,500,000	0.430	06/17/10	125,203,192
United States Treasury Note
190,000,000	1.500	10/31/10	191,851,492

TOTAL U.S. TREASURY OBLIGATIONS			$6,062,398,010

TOTAL INVESTMENTS — 100.0%			$19,591,524,107

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			7,086,567

NET ASSETS — 100.0%			$19,598,610,674

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 43.5%
Federal Farm Credit Bank(a)
$135,650,000	0.223%		12/02/09	$135,646,010
Federal Home Loan Bank
75,000,000	0.720	(a)	12/01/09	75,000,000
308,000,000	0.840	(a)	12/01/09	308,000,000
95,000,000	0.083	(a)	12/17/09	95,001,536
319,500,000	0.186	(a)	12/25/09	319,358,058
300,000,000	0.030	(a)	01/01/10	300,014,754
244,900,000	0.700		01/08/10	244,719,046
76,500,000	0.750		01/08/10	76,439,437
1,850,000,000	0.004	(a)	01/13/10	1,849,966,294
375,800,000	0.120		01/13/10	375,746,135
752,994,000	0.120		01/15/10	752,881,051
444,000,000	1.030		01/15/10	444,000,000
659,800,000	0.940		01/19/10	658,955,822
587,000,000	0.120		01/20/10	586,902,167
1,000,000,000	0.082	(a)	01/26/10	999,380,363
100,000,000	0.870		01/26/10	99,986,161
125,000,000	0.110	(a)	02/01/10	124,950,074
905,000,000	0.204	(a)	02/10/10	904,700,623
337,000,000	0.152	(a)	02/15/10	336,752,258
120,000,000	0.235	(a)	02/19/10	120,037,762
150,000,000	0.950		04/05/10	149,962,398
468,360,000	0.900		04/07/10	468,264,901
169,425,000	0.650		06/15/10	169,372,232
269,500,000	0.600		06/21/10	269,358,602
80,500,000	0.500		10/22/10	80,500,000
Federal Home Loan Mortgage Corp.
657,300,000	0.314	(a)	12/03/09	657,144,856
500,000,000	0.122	(a)	12/07/09	499,996,993
7,300,000	0.379	(a)	12/09/09	7,312,799
645,500,000	0.142	(a)	12/23/09	645,485,117
30,600,000	0.350	(a)	01/01/10	30,650,630
18,500,000	0.334	(a)	01/07/10	18,528,031
1,000,000,000	0.184	(a)	01/12/10	1,000,000,000
840,818,000	0.120		01/28/10	840,655,442
91,216,000	0.141	(a)	02/01/10	91,199,316
175,000,000	0.350		02/01/10	174,894,514
180,000,000	1.000		02/01/10	179,690,000
27,400,000	0.189	(a)	02/04/10	27,391,623
12,000,000	1.000		02/04/10	11,978,333
392,243,000	0.208	(a)	02/05/10	392,170,538
918,500,000	0.420		02/08/10	917,760,607
503,800,000	0.140		03/02/10	503,621,711
240,890,000	0.140		03/05/10	240,801,941
800,000,000	0.180		05/18/10	799,328,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal National Mortgage Association
$600,000,000	0.450	%(a)	12/01/09	$599,990,803
1,004,000,000	0.260		01/08/10	1,003,724,458
190,200,000	0.490		01/11/10	190,093,858
300,000,000	0.174	(a)	01/13/10	299,944,569
1,990,000,000	0.320		01/14/10	1,989,221,689
1,987,400,000	0.600		01/15/10	1,985,909,450
60,000,000	0.218	(a)	02/12/10	60,015,621
4,050,000	0.152	(a)	02/16/10	4,047,078
801,900,000	0.140		03/15/10	801,575,676
592,000,000	0.540		07/12/10	590,019,760

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$24,509,049,097

U.S. Government Guarantee Variable Rate Obligations*(a) — 2.8%
Bank of America N.A.
$490,000,000	0.099%		12/11/09	$490,000,000
595,000,000	0.331		01/29/10	595,000,000
Morgan Stanley & Co.
394,300,000	0.639		12/22/09	397,202,083
Regions Financial Corp.
85,700,000	0.952		12/10/09	86,298,832

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$1,568,500,915

U.S. Treasury Obligations — 0.1%
United States Treasury Bills
$4,300,000	0.240%		03/04/10	$4,297,334
6,000,000	0.125		04/08/10	5,997,333
20,800,000	0.130		04/08/10	20,790,386
7,000,000	0.140		04/15/10	6,996,325
5,900,000	0.145		05/06/10	5,896,293
10,340,000	0.150		05/06/10	10,333,279

TOTAL U.S. TREASURY OBLIGATIONS				$54,310,950

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$26,131,860,962

Repurchase Agreements-Unaffiliated Issuers(b) — 51.5%
Banc of America Securities LLC
$250,000,000	0.170%		12/01/09	$250,000,000
Maturity Value: $250,001,181
Collateralized by Government National Mortgage Association, 5.000% to 6.000%, due 09/20/38 to 11/20/39. The aggregate market value of the collateral, including accrued interest, was $257,499,999.
Barclays Capital, Inc.
250,000,000	0.160		12/01/09	250,000,000
Maturity Value: $250,001,111
Collateralized by U.S. Treasury Notes, 2.375% to 3.375%, due 08/31/14 to 11/15/19. The aggregate market value of the collateral, including accrued interest, was $255,000,005.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(b) — (continued)
Credit Suisse Securities (USA) LLC
$500,000,000	0.160%	01/19/10	$500,000,000
Maturity Value: $500,200,000
Settlement Date: 10/21/09
Collateralized by Federal National Mortgage Association, 4.500% to 16.000%, due 09/01/12 to 11/01/39. The aggregate market value of the collateral, including accrued interest, was $515,001,156.
2,500,000,000	0.160	02/01/10	2,500,000,000
Maturity Value: $2,501,000,000
Settlement Date: 11/03/09
Collateralized by Federal National Mortgage Association, 4.000% to 16.000%, due 09/01/10 to 09/01/48. The aggregate market value of the collateral, including accrued interest, was $2,575,005,846.
Deutsche Bank Securities, Inc.
150,000,000	0.170	12/01/09	150,000,000
Maturity Value: $150,000,708
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 03/01/37 to 10/01/39, Federal National Mortgage Association, 4.500% to 7.000%, due 04/01/13 to 07/01/39 and Government National Mortgage Association, 6.500% to 7.000%, due 10/15/36 to 08/15/38. The aggregate market value of the collateral, including accrued interest, was $154,499,967.

Joint Repurchase Agreement Account I
24,700,000	0.156	12/01/09	24,700,000
Maturity Value: $24,700,107
Joint Repurchase Agreement Account II
23,174,700,000	0.170	12/01/09	23,174,700,000
Maturity Value: $23,174,809,436
Morgan Stanley & Co.
985,000,000	0.180	01/19/10	985,000,000
Maturity Value: $985,448,175
Settlement Date: 10/20/09
1,100,000,000	0.180	02/01/10	1,100,000,000
Maturity Value: $1,100,500,500
Settlement Date: 11/02/09
Repurchase agreements issued by Morgan Stanley & Co., with a total amortized cost of $2,085,000,000 are collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 05/01/17 to 01/01/48 and Federal National Mortgage Association, 3.500% to 7.000%, due 02/01/13 to 01/01/48. The aggregate market value of the collateral, including accrued interest, was $2,148,064,761.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(b) — (continued)
UBS Securities LLC
$57,200,000	0.130%	12/01/09	$57,200,000
Maturity Value: $57,200,207
Collateralized by U.S. Treasury Note, 2.625%, due 06/30/14. The market value of the collateral, including accrued interest, was $58,344,589.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$28,991,600,000

Repurchase Agreements-Affiliated Issuers(b) — 3.9%
Goldman, Sachs & Co.
$1,200,000,000	0.170%	12/01/09	$1,200,000,000
Maturity Value: $1,200,005,667
Collateralized by Government National Mortgage Association, 4.500% to 6.000%, due 02/15/39 to 08/15/39. The aggregate market value of the collateral, including accrued interest, was $1,235,999,992.
1,000,000,000	0.120 (c)	01/13/10	1,000,000,000
Maturity Value: $1,000,143,333
Settlement Date: 12/01/09
Collateralized by Federal National Mortgage Association, 5.500%, due 05/01/39, Government National Mortgage Association, 4.500% to 6.000%, due 09/20/38 to 04/15/39, U.S. Treasury Bills, 0.000%, due 12/17/09 to 05/27/10 and U.S. Treasury Notes, 1.375% to 3.375%, due 07/31/10 to 11/15/19. The aggregate market value of the collateral, including accrued interest, was $1,026,432,663.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$2,200,000,000

TOTAL INVESTMENTS — 101.8%			$57,323,460,962

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%			(1,005,574,140)

NET ASSETS — 100.0%			$56,317,886,822

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(b) Unless noted, all repurchase agreements were entered into on November 30, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.
(c) All or a portion represents a forward commitment.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 21.3%
Amstel Funding Corp.
$98,958,000	0.600%	12/01/09	$98,958,000
Amsterdam Funding Corp.
75,000,000	0.280	01/06/10	74,979,000
75,000,000	0.250	01/12/10	74,978,125
Aspen Funding Corp.
50,000,000	0.240	01/08/10	49,987,333
Atlantis One Funding Corp.
50,000,000	0.230	02/03/10	49,979,556
75,000,000	0.230	02/10/10	74,965,979
Barton Capital LLC
63,000,000	0.250	01/04/10	62,985,125
Charta LLC
100,000,000	0.290	01/08/10	99,969,389
Clipper Receivables Co. LLC
75,000,000	0.290	01/12/10	74,974,625
Galleon Capital LLC
50,000,000	0.220	01/19/10	49,985,028
Gemini Securitization Corp.
50,000,000	0.180	12/01/09	50,000,000
100,000,000	0.250	12/14/09	99,990,972
50,000,000	0.240	01/21/10	49,983,000
General Electric Capital Corp.
125,000,000	0.190	12/07/09	124,996,042
139,000,000	0.210	12/29/09	138,977,297
Govco LLC
50,000,000	0.280	12/15/09	49,994,555
47,000,000	0.290	12/22/09	46,992,049
70,000,000	0.290	01/06/10	69,979,700
50,000,000	0.290	01/07/10	49,985,097
67,000,000	0.250	02/08/10	66,967,896
Liberty Street Funding LLC
86,000,000	0.180	01/04/10	85,985,380
LMA Americas LLC
50,000,000	0.190	12/17/09	49,995,778
68,200,000	0.240	01/25/10	68,174,993
30,300,000	0.220	02/16/10	30,285,742
Matchpoint Master Trust
133,047,000	0.190	12/17/09	133,035,765
NRW Bank
98,000,000	0.270	12/28/09	97,980,155
NRW. Bank
350,000,000	0.280	02/12/10	349,801,278
224,000,000	0.230	02/19/10	223,885,511
Old Line Funding Corp.
40,000,000	0.240	01/15/10	39,988,000
Regency Markets No. 1 LLC
112,232,000	0.190	12/17/09	112,222,523
42,612,000	0.200	12/17/09	42,608,212
116,548,000	0.190	12/21/09	116,535,698
54,699,000	0.240	01/20/10	54,680,767
Standard Chartered PLC
300,000,000	0.230	12/21/09	299,961,667
Straight-A Funding LLC
50,000,000	0.240	12/01/09	50,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Straight-A Funding LLC — (continued)
$50,000,000	0.230%	12/09/09	$49,997,444
80,102,000	0.200	02/08/10	80,071,294
Tasman Funding, Inc.
95,000,000	0.300	02/12/10	94,942,208
100,000,000	0.290	02/22/10	99,933,139
30,000,000	0.280	02/25/10	29,979,933
Ticonderoga Funding LLC
94,062,000	0.190	12/10/09	94,057,532
50,000,000	0.240	02/09/10	49,976,667
Tulip Funding Corp.
76,411,000	0.220	12/04/09	76,409,599
40,000,000	0.240	01/20/10	39,986,667
Variable Funding Capital Corp.
150,000,000	0.200	12/10/09	149,992,500
50,000,000	0.210	01/11/10	49,988,042
Versailles Commercial Paper LLC
40,000,000	0.250	12/01/09	40,000,000
Westpac Banking Corp.
72,000,000	0.280	01/15/10	71,974,800
Windmill Funding Corp.
78,650,000	0.250	01/06/10	78,630,337
80,000,000	0.250	01/12/10	79,976,667

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$4,300,687,066

Certificates of Deposit-Eurodollar — 5.4%
Banco Bilbao Vizcaya Argentaria SA
$200,000,000	0.290%	03/31/10	$200,006,659
BNP Paribas
294,000,000	0.250	01/15/10	294,000,000
Societe Generale
200,000,000	0.220	12/01/09	200,000,000
150,000,000	0.210	12/03/09	150,000,042
250,000,000	0.250	01/22/10	250,000,000

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$1,094,006,701

Certificates of Deposit-Yankeedollar — 7.4%
Caixa Geral de Depositos SA
$194,000,000	0.200%	12/14/09	$194,000,000
Calyon
440,000,000	0.245	01/11/10	440,000,000
Lloyds TSB Group PLC
74,000,000	0.510	12/30/09	74,010,715
335,000,000	0.245	01/12/10	335,000,000
Royal Bank of Scotland Group PLC
300,000,000	0.275	03/29/10	300,000,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Certificates of Deposit-Yankeedollar — (continued)
Svenska Handelsbanken AB
$160,000,000	0.230%		01/25/10	$160,000,739

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$1,503,011,454

Master Demand Note — 1.2%
Bank of America Securities LLC
$240,000,000	0.300%		12/07/09	$240,000,000

U.S. Government Agency Obligations — 25.0%
Federal Home Loan Bank
$260,000,000	0.221	%(a)	12/01/09	$259,953,069
75,000,000	0.840	(a)	12/01/09	75,000,000
80,000,000	0.142	(a)	12/08/09	79,999,505
122,300,000	0.186	(a)	12/25/09	122,245,667
150,000,000	0.154	(a)	12/28/09	149,994,934
100,000,000	0.004	(a)	01/09/10	99,996,466
260,000,000	0.004	(a)	01/13/10	259,995,263
130,000,000	0.152	(a)	02/15/10	129,904,432
35,600,000	0.120	(a)	02/19/10	35,596,554
200,000,000	0.950		04/05/10	199,949,864
200,000,000	0.650		05/14/10	199,991,890
113,300,000	0.600		06/21/10	113,240,547
110,000,000	0.560		08/27/10	109,961,066
30,000,000	0.500		10/22/10	30,000,000
60,000,000	0.500		10/27/10	59,994,575
Federal Home Loan Mortgage Corp.
220,000,000	0.314	(a)	12/03/09	219,948,073
2,728,000	0.379	(a)	12/09/09	2,732,783
298,000,000	0.142	(a)	12/23/09	297,993,129
11,333,000	0.350	(a)	01/01/10	11,351,751
261,800,000	0.334	(a)	01/07/10	261,869,879
350,000,000	0.184	(a)	01/12/10	350,000,000
25,825,000	0.440		01/29/10	25,806,377
7,900,000	0.141	(a)	02/01/10	7,893,388
60,000,000	0.350		02/01/10	59,963,833
10,200,000	0.189	(a)	02/04/10	10,196,882
69,700,000	0.208	(a)	02/05/10	69,676,634
150,000,000	3.125		02/12/10	150,818,609
490,000,000	0.180		05/18/10	489,588,400
150,000,000	0.420	(a)	12/01/09	149,990,522
61,367,000	0.440		01/04/10	61,341,499
289,000,000	0.174	(a)	01/13/10	288,946,602
250,000,000	0.320		01/14/10	249,902,222
150,000,000	0.600		01/15/10	149,887,500
1,500,000	0.152	(a)	02/16/10	1,498,918
275,000,000	0.540		07/12/10	274,080,125

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$5,059,310,958

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Guarantee Variable Rate Obligations*(a) — 2.0%
Bank of America N.A.
$100,000,000	0.331%	01/29/10	$100,000,000
Royal Bank of Scotland Group PLC
300,000,000	0.375	02/09/10	300,000,000

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS			$400,000,000

Variable Rate Municipal Debt Obligation(a) — 0.6%
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-8 (Bayerische Landesbank LOC)
$119,210,000	0.230%	12/03/09	$119,210,000

Variable Rate Obligations(a) — 3.8%
Rabobank Nederland
$250,000,000	0.330%	12/04/09	$250,000,000
193,000,000	0.284	01/07/10	193,000,000
98,000,000	0.272	02/16/10	98,000,000
Westpac Banking Corp.
234,500,000	0.329	12/09/09	234,500,000

TOTAL VARIABLE RATE OBLIGATIONS			$775,500,000

Time Deposits — 2.3%
Citibank N.A.
$255,500,000	0.160%	12/01/09	$255,500,000
The Governor and Co. of the Bank of Ireland
200,000,000	0.250	12/01/09	200,000,000

TOTAL TIME DEPOSITS			$455,500,000

U.S. Treasury Obligations — 1.8%
United States Treasury Bills
$240,000,000	0.540%	06/10/10	$239,312,400
91,000,000	0.410	06/17/10	90,794,795
34,000,000	0.442	06/17/10	33,917,252

TOTAL U.S. TREASURY OBLIGATIONS			$364,024,447

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$14,311,250,626

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(b) — 27.8%
Bank of America Securities LLC
$100,000,000	0.170%	12/01/09	$100,000,000
Maturity Value: $100,000,472
Collateralized by Federal Home Loan Mortgage Corp., 5.500% to 6.000%, due 06/01/23 to 04/01/39 and Federal National Mortgage Association, 6.000%, due 07/01/27. The aggregate market value of the collateral, including accrued interest, was $102,999,999.

Barclays Capital, Inc.
100,000,000	0.150	12/01/09	100,000,000
Maturity Value: $100,000,417
Collateralized by U.S. Treasury Bond, 6.875%, due 08/15/25. The market value of the collateral, including accrued interest, was $102,000,113.
Deutsche Bank Securities, Inc.
100,000,000	0.170	12/01/09	100,000,000
Maturity Value: $100,000,472
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 07/01/37 to 09/01/39, Federal National Mortgage Association, 4.500% to 7.000%, due 07/01/17 to 01/01/39 and Government National Mortgage Association, 6.000 to 7.000%, due 11/15/37 to 06/15/39. The aggregate market value of the collateral, including accrued interest, was $102,999,984.

Joint Repurchase Agreement Account I
152,000,000	0.156	12/01/09	152,000,000
Maturity Value: $152,000,659
Joint Repurchase Agreement Account II
4,725,000,000	0.170	12/01/09	4,725,000,000
Maturity Value: $4,725,022,313

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Morgan Stanley & Co.
$450,000,000	0.181%	02/01/10	$450,000,000
Maturity Value: $450,203,625
Settlement Date: 11/03/09
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.000%, due 07/01/17 to 11/01/39 and Federal National Mortgage Association, 3.500% to 7.500%, due 01/01/13 to 08/01/47. The aggregate market value of the collateral, including accrued interest, was $460,875,701.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$5,627,000,000

Repurchase Agreements-Affiliated Issuers(b) — 1.4%
Goldman, Sachs & Co.
$75,000,000	0.160%	12/01/09	$75,000,000
Maturity Value: $75,000,333
Collateralized by Federal National Mortgage Association, 3.500% to 8.500%, due 02/01/15 to 08/01/49. The aggregate market value of the collateral, including accrued interest, was $77,250,000.
200,000,000	0.170	12/01/09	200,000,000
Maturity Value: $200,000,944
Collateralized by Government National Mortgage Association, 3.500% to 8.000%, due 11/15/16 to 11/15/39. The aggregate market value of the collateral, including accrued interest, was $205,999,742.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$275,000,000

TOTAL INVESTMENTS — 100.0%			$20,213,250,626

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(6,646,584)

NET ASSETS — 100.0%			$20,206,604,042

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(b) Unless noted, all repurchase agreements were entered into on November 30, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
LOC	— Letter of Credit
RB	— Revenue Bond
VRDN	— Variable Rate Demand Notes

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 29.5%
Amstel Funding Corp.
$100,000,000	0.600%	12/01/09	$100,000,000
Amsterdam Funding Corp.
65,000,000	0.280	01/06/10	64,981,800
150,000,000	0.250	01/11/10	149,957,292
100,000,000	0.250	01/12/10	99,970,833
65,000,000	0.260	02/04/10	64,969,486
65,000,000	0.270	02/17/10	64,961,975
Aspen Funding Corp.
75,000,000	0.260	12/14/09	74,992,958
100,000,000	0.240	01/08/10	99,974,667
150,000,000	0.240	01/25/10	149,945,000
Atlantis One Funding Corp.
75,000,000	0.230	02/03/10	74,969,333
100,000,000	0.230	02/10/10	99,954,639
152,692,000	0.260	02/23/10	152,599,367
200,000,000	0.250	02/26/10	199,879,167
Cafco LLC
50,000,000	0.290	01/06/10	49,985,500
Chariot Funding LLC
90,000,000	0.200	12/08/09	89,996,500
Charta LLC
100,000,000	0.290	01/07/10	99,970,194
Clipper Receivables Co. LLC
190,000,000	0.290	01/12/10	189,935,717
CRC Funding LLC
110,000,000	0.300	02/04/10	109,940,417
Enterprise Funding Co. LLC
98,332,000	0.240	01/04/10	98,309,711
141,553,000	0.250	01/11/10	141,512,697
Galleon Capital LLC
69,000,000	0.220	01/19/10	68,979,338
Gemini Securitization Corp.
150,000,000	0.250	12/14/09	149,986,458
95,000,000	0.240	12/22/09	94,986,700
75,000,000	0.240	01/19/10	74,975,500
125,000,000	0.230	01/29/10	124,952,882
General Electric Capital Corp.
225,000,000	0.190	12/07/09	224,992,875
250,000,000	0.210	12/29/09	249,959,167
Govco LLC
125,000,000	0.290	12/14/09	124,986,910
142,000,000	0.280	12/15/09	141,984,538
75,000,000	0.290	01/06/10	74,978,250
100,000,000	0.250	02/08/10	99,952,083
Liberty Street Funding LLC
140,000,000	0.180	01/04/10	139,976,200
LMA Americas LLC
63,200,000	0.190	12/17/09	63,194,663
110,000,000	0.215	12/22/09	109,986,204
108,000,000	0.250	01/19/10	107,963,250
80,000,000	0.240	01/25/10	79,970,667
39,000,000	0.220	02/16/10	38,981,648
Matchpoint Master Trust
70,000,000	0.190	12/17/09	69,994,089

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Newport Funding Corp.
$50,038,000	0.250%	12/15/09	$50,033,135
50,000,000	0.240	01/25/10	49,981,667
Old Line Funding Corp.
59,551,000	0.240	01/15/10	59,533,135
Ranger Funding Co. LLC
50,097,000	0.260	02/10/10	50,071,311
58,585,000	0.260	02/11/10	58,554,536
Regency Markets No. 1 LLC
24,620,000	0.200	12/09/09	24,618,906
40,075,000	0.200	12/10/09	40,072,996
157,419,000	0.200	12/14/09	157,407,631
50,494,000	0.200	12/16/09	50,489,792
216,546,000	0.190	12/21/09	216,523,142
Salisbury Receivables Co. LLC
50,000,000	0.190	12/08/09	49,998,153
60,000,000	0.190	12/09/09	59,997,467
120,000,000	0.220	12/10/09	119,993,400
Straight-A Funding LLC
50,000,000	0.240	12/01/09	50,000,000
200,000,000	0.230	12/09/09	199,989,778
300,396,000	0.230	12/14/09	300,371,051
130,127,000	0.230	12/15/09	130,115,361
125,875,000	0.220	01/04/10	125,848,846
150,298,000	0.210	01/19/10	150,255,040
175,220,000	0.180	02/22/10	175,147,284
80,000,000	0.180	02/23/10	79,966,400
Tasman Funding, Inc.
70,047,000	0.290	01/06/10	70,026,686
135,148,000	0.310	01/21/10	135,088,647
90,085,000	0.310	02/22/10	90,020,614
110,182,000	0.290	02/23/10	110,107,444
45,000,000	0.280	02/25/10	44,969,900
Thames Asset Global Securitization, Inc.
77,741,000	0.250	01/07/10	77,721,025
45,389,000	0.240	01/15/10	45,375,383
51,709,000	0.240	01/25/10	51,690,040
Thunder Bay Funding, Inc.
53,062,000	0.230	01/14/10	53,047,084
Ticonderoga Funding LLC
100,000,000	0.190	12/10/09	99,995,250
150,000,000	0.240	01/25/10	149,945,000
70,092,000	0.240	02/09/10	70,059,290
Tulip Funding Corp.
100,000,000	0.220	12/04/09	99,998,167
77,741,000	0.250	01/07/10	77,721,025
53,415,000	0.240	01/20/10	53,397,195
Variable Funding Capital Corp.
50,000,000	0.190	12/02/09	49,999,736
250,000,000	0.200	12/14/09	249,981,944
100,000,000	0.210	01/11/10	99,976,083
325,463,000	0.210	01/26/10	325,356,682
Versailles Commercial Paper LLC
60,000,000	0.250	12/01/09	60,000,000
Windmill Funding Corp.
90,000,000	0.280	01/04/10	89,976,200
76,000,000	0.280	01/06/10	75,978,720
100,000,000	0.250	01/12/10	99,970,833
40,000,000	0.270	02/17/10	39,976,600

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Yorktown Capital LLC
$111,873,000	0.250%		12/17/09	$111,860,570

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$8,848,817,824

Master Demand Note — 2.5%
Bank of America Securities LLC
$750,000,000	0.300%		12/07/09	$750,000,000

U.S. Government Agency Obligations — 29.7%
Federal Home Loan Bank
$440,000,000	0.221	%(a)	12/01/09	$439,920,579
200,000,000	0.840	(a)	12/01/09	200,000,000
200,000,000	0.172	(a)	12/06/09	200,000,000
160,000,000	0.142	(a)	12/08/09	159,999,010
182,500,000	0.186	(a)	12/25/09	182,418,922
332,000,000	0.154	(a)	12/28/09	331,988,787
148,000,000	0.004	(a)	01/09/10	147,994,769
385,000,000	0.004	(a)	01/13/10	384,992,986
30,000,000	0.900		01/19/10	29,963,250
560,000,000	0.082	(a)	01/26/10	559,653,003
70,000,000	0.110	(a)	02/01/10	69,972,041
202,000,000	0.152	(a)	02/15/10	201,851,502
100,000,000	0.120	(a)	02/19/10	99,990,320
300,000,000	0.950		04/05/10	299,924,796
300,000,000	0.650		05/14/10	299,987,835
217,200,000	0.600		06/21/10	217,086,044
160,000,000	0.560		08/27/10	159,943,368
54,000,000	0.500		10/22/10	54,000,000
80,000,000	0.500		10/27/10	79,992,767
Federal Home Loan Mortgage Corp.
360,000,000	0.314	(a)	12/03/09	359,915,028
4,300,000	0.379	(a)	12/09/09	4,307,539
378,000,000	0.142	(a)	12/23/09	377,991,285
17,800,000	0.350	(a)	01/01/10	17,829,452
10,750,000	0.334	(a)	01/07/10	10,766,288
635,000,000	0.184	(a)	01/12/10	635,000,000
150,000,000	0.440		01/29/10	149,891,833
53,300,000	0.141	(a)	02/01/10	53,290,326
15,947,000	0.189	(a)	02/04/10	15,942,125
111,400,000	0.208	(a)	02/05/10	111,362,654
277,000,000	3.125		02/12/10	278,511,698
750,000,000	0.180		05/18/10	749,370,000
Federal National Mortgage Association
400,000,000	0.420	(a)	12/01/09	399,974,725
480,000,000	0.174	(a)	01/13/10	479,911,311
390,000,000	0.320		01/14/10	389,847,467
350,000,000	0.600		01/15/10	349,737,500
2,350,000	0.152	(a)	02/16/10	2,348,305
414,500,000	0.540		07/12/10	413,113,497

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$8,918,791,012

U.S. Government Guarantee Variable Rate Obligation*(a) — 0.5%
Bank of America N.A.
$168,000,000	0.331%		01/29/10	$168,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — 1.7%
Bay Area Toll Authority California Toll Bridge VRDN RB San Francisco Bay Area Series 2007 E-3 RMKT (Bank of America N.A and California Public Employees Retirement System SPA)
$90,000,000	0.250%	12/03/09	$90,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB San Francisco Bay Area Series 2008 A1 RMKT (JPMorgan Chase & Co. SPA)
102,000,000	0.200	12/03/09	102,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase & Co. SPA)
50,000,000	0.230	12/02/09	50,000,000
Massachusetts State GO VRDN Refunding Series 2001 C (State Street Bank & Trust Co. SPA)
81,715,000	0.230	12/03/09	81,715,000
New Jersey Economic Development Authority VRDN RB Refunding for School Facilities Construction Series 2008 V3 (Bank of Nova Scotia LOC)
42,600,000	0.200	12/02/09	42,600,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC)
100,000,000	0.280	12/02/09	100,000,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B3 RMKT (Wachovia Bank N.A. LOC)
52,650,000	0.220	12/02/09	52,650,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$518,965,000

Variable Rate Obligations(a) — 2.3%
JPMorgan Chase & Co.
$23,000,000	0.315%	02/08/10	$23,002,270
152,215,000	0.391	02/18/10	152,287,199
179,648,000	0.357	02/23/10	179,693,498
Wachovia Bank N.A.
100,000,000	0.684	01/15/10	100,057,816
225,000,000	0.322	02/25/10	225,074,146

TOTAL VARIABLE RATE OBLIGATIONS			$680,114,929

Time Deposit — 1.7%
Citibank N.A.
$517,200,000	0.160%	12/01/09	$517,200,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$20,401,888,765

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(b) — 29.6%
Bank of America Securities LLC
$150,000,000	0.170%	12/01/09	$150,000,000
Maturity Value: $150,000,708
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 11/01/35 and Federal National Mortgage Association, 5.000% to 6.000%, due 11/01/17 to 09/01/39. The aggregate market value of the collateral, including accrued interest, was $152,999,996.

Barclays Capital, Inc.
200,000,000	0.150	12/01/09	200,000,000
Maturity Value: $200,000,833
Collateralized by U.S. Treasury Note, 2.375%, due 08/31/14. The market value of the collateral, including accrued interest, was $204,000,098.
Credit Suisse Securities (USA) LLC
750,000,000	0.160	02/01/10	750,000,000
Maturity Value: $750,300,000
Settlement Date: 11/03/09
Collateralized by Federal National Mortgage Association, 5.000% to 6.500%, due 07/01/37 to 09/01/39. The market value of the collateral, including accrued interest, was $772,504,415.
Deutsche Bank Securities, Inc.
250,000,000	0.170	12/01/09	250,000,000
Maturity Value: $250,001,181
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 06/01/18 to 01/01/39, Federal National Mortgage Association, 4.000% to 7.000%, due 09/01/19 to 10/01/39 and Government National Mortgage Association, 5.500% to 7.000%, due 05/15/38 to 10/15/38. The aggregate market value of the collateral, including accrued interest, was $257,499,953.

Joint Repurchase Agreement Account I
177,200,000	0.156	12/01/09	177,200,000
Maturity Value: $177,200,768
Joint Repurchase Agreement Account II
7,150,000,000	0.170	12/01/09	7,150,000,000
Maturity Value: $7,150,033,764

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(b) — (continued)
Morgan Stanley & Co.
$200,000,000	0.181%	02/01/10	$200,000,000
Maturity Value: $200,090,500
Settlement Date: 11/03/09
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 5.500%, due 03/01/24 to 11/01/39, Federal National Mortgage Association, 4.500% to 6.500%, due 12/01/18 to 10/01/39. The aggregate market value of the collateral, including accrued interest, was $204,845,227.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$8,877,200,000

Repurchase Agreements-Affiliated Issuers(b) — 2.5%
Goldman, Sachs & Co.
$150,000,000	0.160%	12/01/09	$150,000,000
Maturity Value: $150,000,667
Collateralized by Federal National Mortgage Association, 3.500% to 8.000%, due 02/01/12 to 10/01/39. The aggregate market value of the collateral, including accrued interest, was $154,500,000.
Goldman, Sachs & Co.
600,000,000	0.170	12/01/09	600,000,000
Maturity Value: $600,002,833
Collateralized by Government National Mortgage Association, 3.500% to 7.000%, due 10/15/21 to 11/15/39. The aggregate market value of the collateral, including accrued interest, was $617,999,895.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$750,000,000

TOTAL INVESTMENTS — 100.0%			$30,029,088,765

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			2,325,232

NET ASSETS — 100.0%			$30,031,413,997

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2009.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

(b) Unless noted, all repurchase agreements were entered into on November 30, 2009. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
GO	— General Obligation
LOC	— Letter of Credit
RMKT	— Remarketed
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 100.6%
Alabama — 1.0%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$6,775,000	0.300%	12/03/09	$6,775,000
Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
12,000,000	5.000	12/01/09	12,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,460,000	0.240	12/01/09	3,460,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
3,500,000	0.260	12/01/09	3,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (NR/VMIG1)
10,800,000	0.240	12/01/09	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	0.240	12/01/09	18,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	0.340	12/03/09	7,500,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
7,800,000	0.240	12/01/09	7,800,000
Mobile County IDA VRDN PCRB Refunding for ExxonMobil Project Series 2002 (A-1+/VMIG1)
2,200,000	0.210	12/01/09	2,200,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1/NR)
5,000,000	0.240	12/01/09	5,000,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA) (NR/VMIG1)
24,593,000	0.210	12/01/09	24,593,000

			$102,128,000

Alaska — 0.2%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (Bank of America SPA) (NR/VMIG1)
$15,000,000	0.280%	12/03/09	$15,000,000

Arizona — 1.7%
Arizona Health Facilities Authority VRDN RB Floaters Series 2007-1782 (Morgan Stanley Municipal Products) (F1)(a)
$17,555,000	0.240%	12/03/09	$17,555,000
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 C (Bank of Nova Scotia LOC) (A-1+/NR)
12,435,000	0.270	12/02/09	12,435,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,425,000	0.300	12/03/09	4,425,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,670,000	0.300	12/03/09	3,670,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Arizona — (continued)
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+/NR)(a)
$13,120,000	0.250%	12/03/09	$13,120,000
Phoenix Civic Improvement Corp. Wastewater System GO VRDN Putters Series 2009-3440 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,200,000	0.300	12/03/09	5,200,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Putters Series 2009-3458 (JPMorgan Chase & Co.) (A-1+/NR)(a)
7,140,000	0.300	12/03/09	7,140,000
Salt River Project Agricultural Improvement & Power District Electric Systems RB Refunding Series 2001 A (AA/Aa1)
15,000,000	5.000	01/01/10	15,059,975
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA) (A-1/NR)(a)
12,275,000	0.250	12/03/09	12,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA) (A-1/NR)(a)
16,500,000	0.250	12/03/09	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
15,850,000	0.250	12/03/09	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-3035 (Morgan Stanley Municipal Products) (A-1/NR)(a)
13,400,000	0.240	12/03/09	13,400,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo & Co.) (NR/VMIG1)(a)
5,600,000	0.230	12/03/09	5,600,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROCS-RR-II R-11712 Series 2009 (Citibank N.A. SPA) (NR/VMIG1)(a)
2,635,000	0.250	12/03/09	2,635,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
9,620,000	0.300	12/03/09	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,395,000	0.300	12/03/09	3,395,000
Scottsdale Municipal Property Corp. VRDN RB Floaters Series 2006-1523 (Rabobank Nederland) (A-1+/NR)(a)
3,172,500	0.220	12/03/09	3,172,500
Yavapai County IDA Hospital Facility VRDN RB for Northern Arizona Healthcare Series 2009 B (Banco Bilbao Vizcaya LOC) (A-1+/VMIG1)
3,000,000	0.250	12/03/09	3,000,000

			$164,052,475

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 100.6%
California — 8.1%
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A. SPA) (A-1/NR)(a)
$6,455,000	0.250%	12/03/09	$6,455,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.) (A-1/NR)(a)
5,200,000	0.250	12/03/09	5,200,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2008 D-1 (BNP Paribas SPA) (A-1+/VMIG1)
78,390,000	0.230	12/03/09	78,390,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,145,000	0.300	12/03/09	6,145,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Claremont McKenna College Series 2009-1208 (Bank of America SPA) (NR/VMIG1)(a)
8,000,000	0.250	12/03/09	8,000,000
California Educational Facilities Authority Austin Trust Certificates VRDN RB for Southern California University Series 2009-1207 (Bank of America N.A. SPA) (A-1/NR)(a)
4,440,000	0.250	12/03/09	4,440,000
California Educational Facilities Authority VRDN RB for Stanford University Floater Certificates Series 2001-487 (Morgan Stanley & Co. SPA) (A-1/NR)(a)
6,595,000	0.240	12/03/09	6,595,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,665,000	0.300	12/03/09	4,665,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2009-3338 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,210,000	0.300	12/03/09	3,210,000
California Health Facilities Financing Authority VRDN RB Sutter Health Series 2007-1858 (Wells Fargo Bank N.A.) (A-1+/NR)(a)
7,400,000	0.270	12/03/09	7,400,000
California Institute of Technology VRDN RB Floaters Certificates Series 2009-42C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
8,586,000	0.210	12/03/09	8,586,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 B-5 (Bayerische Landesbank and Westdeutsche Landesbank LOC) (NR/VMIG1)
3,050,000	0.210	12/01/09	3,050,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
11,770,000	0.250	12/03/09	11,770,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-12 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
8,200,000	0.250	12/03/09	8,200,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-14 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
17,005,000	0.240	12/03/09	17,005,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
$4,000,000	0.250%	12/03/09	$4,000,000
California Statewide Communities Development Authority VRDN RB for Cottage Health System Series 2008 A (A-1/NR)
17,700,000	0.200	12/03/09	17,700,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (A-1/NR)
31,635,000	0.230	12/02/09	31,635,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (A-1/NR)
15,000,000	0.230	12/02/09	15,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 D (A-1/NR)
41,700,000	0.230	12/02/09	41,700,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (A-1/NR)
20,350,000	0.230	12/02/09	20,350,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L (A-1/NR)
16,100,000	0.230	12/02/09	16,100,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M (A-1/NR)
18,450,000	0.230	12/02/09	18,450,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A (A-1/NR)
13,600,000	0.230	12/02/09	13,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1 (A-1/NR)
43,800,000	0.230	12/02/09	43,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-2 (A-1/NR)
27,500,000	0.230	12/02/09	27,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-3 (F1)
30,000,000	0.230	12/02/09	30,000,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1/NR)(a)
4,900,000	0.250	12/03/09	4,900,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
17,410,000	0.250	12/02/09	17,410,000
Long Beach City California GO TRANS Series 2009 (SP-1+/MIG1)
12,000,000	2.500	09/30/10	12,200,180
Los Angeles Community College District GO VRDN ROCS RR-II R-11607 Series 2008 (Citibank N.A.) (A-1/NR)(a)
2,100,000	0.250	12/03/09	2,100,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,995,000	0.300	12/03/09	8,995,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA) (NR/VMIG1)
$3,535,000	0.250%	12/02/09	$3,535,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Series 2009 C-1 (Sumitomo Mitsui Banking Corp. LOC) (NR/VMIG1)
7,300,000	0.230	12/03/09	7,300,000
Los Angeles County TRANS Series 2009 A (SP-1+/MIG1)
84,000,000	2.500	06/30/10	84,818,517
Los Angeles Department of Water & Power VRDN RB ROCS-RR-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
2,695,000	0.250	12/03/09	2,695,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-7 (California Public Employees Retirement System, California State Teachers Retirement and Royal Bank of Canada SPA) (A-1+/VMIG1)

10,100,000	0.200	12/03/09	10,100,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,160,000	0.250	12/03/09	6,160,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11565 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
5,525,000	0.250	12/03/09	5,525,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2000 B-3 (BNP Paribas SPA) (A-1+/VMIG1)
1,900,000	0.180	12/01/09	1,900,000
Metropolitan Water District Southern California Waterworks VRDN RB Series 2001 C-2 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
8,800,000	0.220	12/01/09	8,800,000
Newport Beach for Hoag Memorial Hospital VRDN RB ROCS RR-II R-11753 Series 2009 (Citibank N.A.) (A-1/NR)(a)
3,000,000	0.250	12/03/09	3,000,000
Providence Health System VRDN RB Floaters Certificates Series 2009-43C (Wells Fargo & Co.) (F1+)(a)
7,250,000	0.210	12/03/09	7,250,000
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,000,000	0.260	12/03/09	7,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,335,000	0.300	12/03/09	3,335,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (FSA) (JPMorgan Chase & Co.) (F1+)(a)
1,465,000	0.300	12/03/09	1,465,000
San Diego Water Authority CP Series 2009 (Bayerische Landesbank SPA) (A-1/NR)
10,600,000	0.350	12/01/09	10,600,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-11251 Series 2007 (Citibank N.A.) (A-1/NR)(a)
8,190,000	0.250	12/03/09	8,190,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS-RR-II R-11285 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
4,755,000	0.250	12/03/09	4,755,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Santa Clara County VRDN RB Floaters Series 2009-19C (Wells Fargo & Co. SPA) (NR/Aa2)(b)
$19,000,000	0.650%	02/18/10	$19,000,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
9,000,000	0.220	12/03/09	9,000,000
University of California Regents Medical Center VRDN RB Series 2007 B-2 (Bank of New York, California State Teachers Retirement and California Public Employees Retirement System SPA) (NR/VMIG1)
9,510,000	0.210	12/01/09	9,510,000
University of California Regents VRDN RB Floaters Series 2009-21W (Barclays Bank PLC) (A-1+/NR)(a)
3,000,000	0.210	12/03/09	3,000,000
University of California VRDN RB Floaters Certificates Series 2009-7C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
17,560,000	0.210	12/03/09	17,560,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
3,440,000	0.250	12/03/09	3,440,000
University of Southern California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.) (A-1/NR)(a)
13,700,000	0.250	12/03/09	13,700,000
University of Southern California Educational Facilities Authority VRDN RB Floaters Trust Series 2009-11B Reg. D (Barclays Bank PLC) (A-1+/NR)(a)
2,740,000	0.210	12/03/09	2,740,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3342 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
4,995,000	0.300	12/03/09	4,995,000
University of Southern California Educational Facilities Authority VRDN RB Putters Series 2009-3424 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
9,100,000	0.300	12/03/09	9,100,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1/NR)(a)
11,735,000	0.250	12/03/09	11,735,000
Victor Valley Community College GO VRDN Floater Certificates Series 2009-34C (Wells Fargo & Co.) (F1+)(a)
5,300,000	0.210	12/03/09	5,300,000

			$790,059,697

Colorado — 3.2%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1/NR)
$33,000,000	0.280%	12/03/09	$33,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (NR/VMIG1)
17,120,000	0.290	12/02/09	17,120,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-2 (Bayerische Landesbank SPA) (NR/VMIG1)
2,675,000	0.250	12/02/09	2,675,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Colorado — (continued)
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$2,585,000	0.230%	12/02/09	$2,585,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,000,000	0.270	12/02/09	10,000,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
23,825,000	0.300	12/02/09	23,825,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
43,875,000	0.260	12/03/09	43,875,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Improvement Series 2005 A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
2,450,000	0.260	12/03/09	2,450,000
Colorado Springs VRDN RB for Colorado College Project Series 2006 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,400,000	0.240	12/01/09	2,400,000
Colorado State General Fund Revenue GO TRANS Series 2009 A (SP-1+/MIG1)
160,500,000	2.000	06/25/10	161,900,790
Denver GO VRDN Austin Trust Certificates Series 2008-1050 (Bank of America N.A. SPA) (A-1/NR)(a)
7,500,000	0.270	12/03/09	7,500,000

			$307,330,790

Connecticut(a) — 0.9%
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA) (A-1/NR)
$21,000,000	0.250%	12/03/09	$21,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle-7 Series 2005-3031 Class A (Citibank N.A.) (A-1/NR)
15,000,000	0.250	12/03/09	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-10347 Series 2009 (Citibank N.A. SPA) (A-1+/NR)
42,000,000	0.250	12/03/09	42,000,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB Floater TRS for Yale University Series 2008 K34W-Reg D (Citibank N.A. SPA) (NR/VMIG1)
9,170,000	0.250	12/03/09	9,170,000

			$87,170,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Delaware — 0.7%
Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.) (A-1/NR)
$30,120,000	0.300%	12/02/09	$30,120,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1/NR)
21,300,000	0.250	12/02/09	21,300,000
University of Delaware VRDN RB Series 2004 B (Bank of America N.A. SPA) (A-1/NR)
12,670,000	0.260	12/01/09	12,670,000
University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/NR)
7,315,000	0.260	12/01/09	7,315,000

			$71,405,000

District of Columbia — 1.3%
District of Columbia GO TANS Series 2009 (NR/MIG1)
$91,000,000	2.500%	09/30/10	$92,541,619
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC) (A-1+/VMIG1)
4,900,000	0.230	12/03/09	4,900,000
District of Columbia VRDN RB Putters Series 2009-3354 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,625,000	0.300	12/03/09	7,625,000
District of Columbia VRDN RB Putters Series 2009-3369 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,500,000	0.300	12/03/09	4,500,000
District of Columbia VRDN RB Refunding Series 2008 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
7,290,000	0.280	12/03/09	7,290,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,330,000	0.300	12/03/09	6,330,000

			$123,186,619

Florida — 5.0%
Broward County Water & Sewer Utility Systems VRDN RB ROCS-RR-II R-11719 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
$3,095,000	0.250%	12/03/09	$3,095,000
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1/NR)(a)
14,911,000	0.270	12/03/09	14,911,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2009 D (AAA/Aa1)
7,000,000	2.500	06/01/10	7,073,131
Florida State Board of Education GO Bonds Series 2005 A (AAA/Aa1)
4,400,000	5.000	01/01/10	4,415,944
Florida State Board of Education GO VRDN Putters Series 2007-2387 (JPMorgan Chase & Co.) (A-1/NR)(a)
4,330,000	0.300	12/03/09	4,330,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$7,425,000	0.300%	12/03/09	$7,425,000
Florida State Board of Education GO VRDN Putters Series 2008-3251 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,085,000	0.300	12/03/09	3,085,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
4,300,000	0.250	12/03/09	4,300,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
5,380,000	0.250	12/03/09	5,380,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11389 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
4,570,000	0.250	12/03/09	4,570,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
9,030,000	0.300	12/03/09	9,030,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,665,000	0.300	12/03/09	2,665,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2005 E RMKT (Calyon Bank LOC) (A-1+/VMIG1)
9,000,000	0.250	12/03/09	9,000,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2005 I RMKT (A-1/VMIG1)
14,000,000	0.240	12/03/09	14,000,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2 (A-1/VMIG1)
30,000,000	0.240	12/03/09	30,000,000
Jacksonville Austin Trust Certificates VRDN RB Mayo Foundation Series 2008-3015X (Bank of America N.A. SPA) (A-1/NR)(a)
5,500,000	0.270	12/03/09	5,500,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (NR/VMIG1)
29,255,000	0.280	12/03/09	29,255,000
Jacksonville Electric Authority System VRDN RB Series 2008-3 D-2-A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
9,835,000	0.210	12/02/09	9,835,000
Jacksonville Electric Authority VRDN RB for St. Johns River Power Park Systems Putters Series 2008-2935Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,645,000	0.300	12/03/09	5,645,000
Jacksonville Electric Authority VRDN RB Series 2008-3 B-2 (Bank of America N.A. SPA) (A-1/VMIG1)
6,975,000	0.280	12/02/09	6,975,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
56,750,000	0.290	12/02/09	56,750,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-2 (U.S. Bank N.A. SPA) (A-1+/VMIG1)
4,515,000	0.250	12/03/09	4,515,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilbao Vizcaya SPA) (A-1+/VMIG1)
19,850,000	0.290	12/02/09	19,850,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation ROCS-RR-II-R 11809 Series 2009 (Citibank N.A) (A-1/NR)(a)
$5,000,000	0.250%	12/03/09	$5,000,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 B (Bank of America N.A. LOC) (A-1/NR)
5,000,000	0.240	12/03/09	5,000,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-1 (A-1+/NR)
21,305,000	0.220	12/03/09	21,305,000
Orange County Health Facilities Authority VRDN RB for the Nemours Foundation Series 2009 C-2 (A-1+/NR)
3,000,000	0.220	12/03/09	3,000,000
Orlando Utilities Commission System VRDN RB Floaters Series 2009-3023 (Morgan Stanley Municipal Products) (A-1/NR)(a)(c)
5,875,000	0.240	12/03/09	5,875,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (NR/VMIG1)
89,450,000	0.270	12/02/09	89,450,000
Sarasota County Public Hospital District VRDN RB Refunding for Sarasota Memorial Hospital Series 2009 B (Bank of America N.A. LOC) (NR/VMIG1)
7,500,000	0.270	12/02/09	7,500,000
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008-1122 (Bank of America N.A. SPA) (A-1/NR)(a)
7,200,000	0.270	12/03/09	7,200,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1/NR)(a)
16,575,000	0.270	12/03/09	16,575,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1/NR)(a)
4,245,000	0.270	12/03/09	4,245,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
37,945,000	0.300	12/03/09	37,945,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,115,000	0.300	12/03/09	3,115,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
6,660,000	0.300	12/03/09	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,765,000	0.250	12/03/09	6,765,000

			$481,240,075

Georgia — 4.3%
Cobb County Development Authority VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (NR/VMIG1)
$6,100,000	0.210%	12/01/09	$6,100,000
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
7,000,000	5.250	12/01/09	7,000,000
Georgia State GO Bonds Series 2009 A (AAA/Aaa)
8,080,000	2.000	01/01/10	8,091,157

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Georgia — (continued)
Georgia State GO Bonds Series 2009 B (AAA/Aaa)
$20,925,000	2.000%	01/01/10	$20,953,894
Georgia State GO Bonds Series 2009 D (AAA/Aaa)
8,980,000	2.000	05/01/10	9,037,746
Georgia State GO Bonds Series 2009 F (AAA/Aaa)
13,000,000	2.000	11/01/10	13,196,102
Georgia State GO Bonds Series 2009 G (AAA/Aaa)
22,935,000	2.000	11/01/10	23,280,970
Gwinnett County Public School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,870,000	0.300	12/03/09	8,870,000
Gwinnett County Water & Sewer Authority RB Series 2009 A (AAA/Aaa)
7,300,000	2.000	08/01/10	7,377,520
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB ROCS-RR-II R-11794 Series 2009 (Citibank N.A.) (A-1/NR)(a)
4,500,000	0.250	12/03/09	4,500,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
15,000,000	0.300	12/02/09	15,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
46,170,000	0.360	12/02/09	46,170,000
Monroe County Development Authority VRDN PCRB for Scherer Project Series 1997 RMKT (A-1/P-1)
4,000,000	0.210	12/01/09	4,000,000
Municipal Electric Authority of Georgia BANS Series 2009 A (SP-1+/MIG1)
22,500,000	1.250	05/07/10	22,538,393
Municipal Electric Authority of Georgia CP Series 2009 (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1/NR)
184,170,000	0.480	12/03/09	184,170,000
Municipal Electric Authority of Georgia General Resources CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1/NR)
7,067,000	0.480	12/03/09	7,067,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
6,400,000	0.230	12/02/09	6,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (Bayerische Landesbank LOC) (NR/VMIG1)
9,000,000	0.320	12/02/09	9,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
3,545,000	0.300	12/03/09	3,545,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3243 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,795,000	0.300	12/03/09	4,795,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Georgia — (continued)
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
$4,085,000	0.210%	12/01/09	$4,085,000

			$415,177,782

Idaho — 0.1%
Idaho Health Facilities Authority VRDN RB for Ascension Health Service Care Series 2008 D (A-1+/VMIG1)
$8,500,000	0.220%	12/02/09	$8,500,000

Illinois — 5.8%
Chicago Board of Education GO VRDN Putters Series 2008-2997 (FSA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$3,115,000	0.320%	12/03/09	$3,115,000
Chicago Board of Education GO VRDN Refunding for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC) (A-1+/VMIG1)
5,000,000	0.230	12/03/09	5,000,000
Chicago GO VRDN Putters Series 2009-3420 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,300,000	0.300	12/03/09	6,300,000
Chicago Metropolitan Water Reclamation District GO VRDN Floaters Trust Series 2009-27B (Barclays Bank PLC) (NR/VMIG1)(a)
3,550,000	0.210	12/03/09	3,550,000
Chicago Metropolitan Water Reclamation District GO VRDN Putters Series 2009-3448 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
8,400,000	0.300	12/03/09	8,400,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA) (NR/VMIG1)(a)
4,995,000	0.250	12/03/09	4,995,000
Chicago Sales Tax VRDN RB Refunding Series 2002 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,800,000	0.190	12/01/09	3,800,000
Chicago Water Authority VRDN RB Floaters Certificates Series 2008-60C (FSA) (Wells Fargo & Co. SPA) (AA)(a)
15,870,000	0.230	12/03/09	15,870,000
Chicago Waterworks VRDN RB Second Lien Series 1999 Subseries 2000-2 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,700,000	0.260	12/01/09	4,700,000
Cook County Township High School District No. 225 Northfield Township GO VRDN Putters Series 2008-2445 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,130,000	0.300	12/03/09	2,130,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
18,000,000	0.650	01/14/10	18,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,150,000	0.220	12/02/09	4,150,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-5 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
8,755,000	0.220	12/02/09	8,755,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Illinois — (continued)
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA) (A-1/VMIG1)
$2,500,000	0.210%	12/03/09	$2,500,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
6,000,000	0.190	12/01/09	6,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-2 (Northern Trust Co. SPA) (A-1+/VMIG1)
2,390,000	0.190	12/01/09	2,390,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
31,000,000	0.600	02/01/10	31,000,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC) (A-1+/NR)
4,580,000	0.270	12/02/09	4,580,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
9,590,000	0.250	12/03/09	9,590,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Medical Center Series 2009 A-1 (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
18,640,000	0.190	12/01/09	18,640,000
Illinois Health Facilities Authority VRDN RB for Evanston Series 1996 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,000,000	0.300	12/03/09	12,000,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Northern Trust Co. SPA) (A-1+/VMIG1)
26,700,000	0.190	12/01/09	26,700,000
Illinois State GO Notes Certificates Series 2009 (SP-1/NR)
138,000,000	4.000	04/26/10	139,378,996
189,300,000	4.000	05/20/10	191,332,249
Illinois State GO VRDN Putters Series 2008-3257 (FGIC) (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
5,675,000	0.520	12/03/09	5,675,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,330,000	0.300	12/03/09	5,330,000
University of Chicago VRDN RB Austin Trust Certificates Series 2009-1205 (Bank of America N.A. SPA) (A-1/NR)(a)
4,165,000	0.270	12/03/09	4,165,000
University of Chicago VRDN RB Putters Series 2009-3288Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,000,000	0.300	12/03/09	3,000,000
University of Illinois VRDN RB Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
8,995,000	0.300	12/03/09	8,995,000

			$560,041,245

Indiana — 3.9%
Indiana Bond Bank VRDN RB Special Program Gas Revenue Putters Series 2008-2882 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$13,835,000	0.300%	12/03/09	$13,835,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana Health & Educational Facilities Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.) (A-1/NR)(a)
$12,285,000	0.250%	12/03/09	$12,285,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Series 2009 D (Citibank N.A. LOC) (A-1/VMIG1)
12,500,000	0.210	12/02/09	12,500,000
Indiana State Finance Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4659 for Sisters of St. Francis Health Series 2009 (Bank of America N.A) (F1+)(a)
5,000,000	0.270	12/03/09	5,000,000
Indiana State Finance Authority RB for Revolving Fund Program Series 2006 A (AAA/Aaa)
3,000,000	5.000	02/01/10	3,021,228
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+/NR)(a)
12,910,000	0.220	12/03/09	12,910,000
Indiana State Finance Authority VRDN RB for Ascension Health Credit Series 2008 E-2 (A-1+/VMIG1)
10,000,000	0.210	12/02/09	10,000,000
Indiana State Finance Authority VRDN RB for Ascension Health Series 2008 E-3 (A-1+/VMIG1)
5,500,000	0.210	12/02/09	5,500,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase & Co.) (A-1+/NR)(a)
13,495,000	0.300	12/03/09	13,495,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-2 RMKT (Barclays Bank PLC SPA) (A-1+/NR)
63,000,000	0.230	12/03/09	63,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-4 RMKT (Bank of Nova Scotia SPA) (A-1+/NR)
47,500,000	0.260	12/01/09	47,500,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-5 RMKT (Bank of New York SPA) (A-1+/NR)
27,000,000	0.240	12/01/09	27,000,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2008 A-2 RMKT (A-1+/NR)
36,000,000	0.250	12/03/09	36,000,000
Indianapolis Local Public Improvement Bond Bank RANS Series 2009 E (SP-1+/MIG1)
18,000,000	0.800	03/31/10	18,000,000
Purdue University VRDN RB Student Fee Series 2005 V (A-1+/VMIG1)
28,785,000	0.250	12/02/09	28,785,000
St. Joseph County Educational Facilities VRDN RB for University of Notre Dame Du Lac Series 2003 RMKT (Banco Bilbao Vizcaya SPA) (NR/VMIG1)(a)
57,325,000	0.220	12/03/09	57,325,000
University of Indiana VRDN RB Floater Certificates Series 2009-45C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
10,300,000	0.230	12/03/09	10,300,000

			$376,456,228

Kansas — 1.0%
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
$43,600,000	0.240%	12/01/09	$43,600,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Kansas — (continued)
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$3,840,000	0.300%	12/03/09	$3,840,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,000,000	0.270	12/03/09	10,000,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-2 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
17,000,000	0.270	12/03/09	17,000,000
Kansas State DOT Highway VRDN RB Series 2004 C-4 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)(a)
7,000,000	0.270	12/02/09	7,000,000
Kansas State DOT Highway VRDN RB Series 2008 A-4 (Wachovia Bank N.A. SPA) (NR/VMIG1)
13,000,000	0.220	12/03/09	13,000,000

			$94,440,000

Kentucky — 0.2%
Kentucky Public Energy Authority Gas Supply VRDN RB Series 2006 A (BP Corp. North SPA) (A-1+/VMIG1)
$20,000,000	0.200%	12/01/09	$20,000,000

Louisiana — 0.5%
Louisiana State Gas & Fuels Tax VRDN RB Second Lien Series 2009 A-1 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$20,000,000	0.230%	12/03/09	$20,000,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (NR/P-1)
13,825,000	0.200	12/02/09	13,825,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Series 1996 (Bank of New York LOC) (NR/P-1)
17,220,000	0.200	12/02/09	17,220,000

			$51,045,000

Maine(a) — 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase & Co.) (NR/VMIG1)
$6,955,000	0.300%	12/03/09	$6,955,000

Maryland — 0.6%
Anne Arundel County CP Series 2009 (Westdeutsche Landesbank AG SPA) (A-1/NR)
$7,100,000	0.350%	12/01/09	$7,100,000
47,100,000	0.400	12/01/09	47,100,000
Maryland State Austin Trust Certificates GO VRDN Series 2008-1194 (Bank of America N.A.) (A-1/NR)(a)
4,875,000	0.270	12/03/09	4,875,000

			$59,075,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — 3.8%
Massachusetts Bay Transportation Authority Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1/NR)(a)
$3,500,000	0.250%	12/03/09	$3,500,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
9,720,000	0.300	12/03/09	9,720,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2008-3260 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
11,200,000	0.300	12/03/09	11,200,000
Massachusetts State Austin Trust Certificates GO VRDN Series 2008-1203 (Bank of America N.A. SPA) (A-1/NR)(a)
9,500,000	0.250	12/03/09	9,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1/NR)(a)
5,180,000	0.250	12/03/09	5,180,000
Massachusetts State Development Finance Agency VRDN RB Clark University Series 2008 (T.D. Bank N.A. LOC) (A-1+/VMIG1)
6,470,000	0.200	12/02/09	6,470,000
Massachusetts State GO Bonds Construction Loan Series 2009 A (AA/Aa2)
14,900,000	2.000	03/01/10	14,951,909
Massachusetts State GO RANS Series 2009 C (SP-1+/MIG1)(c)
111,000,000	2.500	06/24/10	112,328,548
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2009 H-2 (A-1/NR)
18,000,000	0.410	03/01/10	18,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 1996 F (A-1+/VMIG1)
16,975,000	0.210	12/03/09	16,975,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2005 J-1 (A-1+/VMIG1)
17,920,000	0.210	12/03/09	17,920,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,040,000	0.300	12/03/09	3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
5,390,000	0.250	12/03/09	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Art Series 2007 A2 RMKT (Bank of America N.A. SPA) (A-1+/VMIG1)
10,100,000	0.190	12/01/09	10,100,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2009 I-1 (A-1+/VMIG1)
5,500,000	0.200	12/03/09	5,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Tufts University Series 2008 N-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
15,600,000	0.210	12/01/09	15,600,000
Massachusetts State Water Resources Authority CP Series 2009 S-94 (Bayerische Landesbank LOC) (A-1/NR)
29,500,000	0.350	12/01/09	29,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts State Water Resources Authority VRDN RB Putters Series 2007-1789 B (JPMorgan Chase & Co.) (A-1/NR)(a)
$2,370,000	0.320%	12/03/09	$2,370,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2848 (FSA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,345,000	0.300	12/03/09	5,345,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
34,500,000	0.260	12/03/09	34,500,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Community GTD Series 2008-4 (Bank of America N.A. SPA) (A-1/NR)
30,580,000	0.240	12/02/09	30,580,000

			$367,670,457

Michigan — 1.4%
Central Michigan University VRDN RB Refunding General Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$23,150,000	0.200%	12/03/09	$23,150,000
Michigan Municipal Bond Authority VRDN RB Putters Series 2002-286 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,100,000	0.300	12/03/09	4,100,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
3,800,000	0.250	12/03/09	3,800,000
Michigan Municipal Bond Water Finance Authority VRDN RB Putters Series 2008-3263 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
1,230,000	0.300	12/03/09	1,230,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-4 (A-1+/VMIG1)
5,000,000	0.210	12/02/09	5,000,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,110,000	0.300	12/03/09	5,110,000
Michigan State University VRDN RB General Series 2001-2000 A (Bank of America N.A. SPA) (A-1/VMIG1)
24,795,000	0.250	12/02/09	24,795,000
Michigan State University VRDN RB General Series 2002 A (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
13,050,000	0.210	12/01/09	13,050,000
Michigan State University VRDN RB General Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
12,975,000	0.230	12/02/09	12,975,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,175,000	0.230	12/02/09	4,175,000
University of Michigan CP Series 2009 (A-1/NR)
9,000,000	0.320	01/25/10	9,000,000
University of Michigan VRDN RB Floating Refunding Hospital Series 1998 A-2 (A-1+/VMIG1)
5,400,000	0.260	12/01/09	5,400,000
University of Michigan VRDN RB General Series 2008 A (A-1+/VMIG1)
1,895,000	0.200	12/01/09	1,895,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Michigan — (continued)
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
$3,700,000	0.260%	12/02/09	$3,700,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)
13,935,000	0.260	12/01/09	13,935,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A (A-1+/VMIG1)
6,400,000	0.260	12/02/09	6,400,000

			$137,715,000

Minnesota — 2.2%
Minneapolis VRDN RB University Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
$5,500,000	0.230%	12/03/09	$5,500,000
Minnesota State GO Bonds Series 2009 A (AAA/Aa1)
8,350,000	3.000	12/01/09	8,350,000
Minnesota State GO VRDN Putters Series 2008-3265 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
3,190,000	0.300	12/03/09	3,190,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
5,450,000	0.240	12/03/09	5,450,000
Rochester Health Care Facilities Mayo Foundation CP Series 2009 B (U.S. Bank N.A. SPA) (NR/NR)
23,500,000	0.400	12/14/09	23,500,000
Rochester Health Care Facilities Mayo Foundation CP Series 2009-01A (Wachovia Bank N.A. SPA) (A-1/VMIG1)
28,400,000	0.300	12/01/09	28,400,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+/NR)
13,300,000	0.550	05/10/10	13,300,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 B-1 (Wells Fargo Bank N.A. LOC) (A-1+/NR)
7,500,000	0.240	12/03/09	7,500,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
25,250,000	0.250	12/02/09	25,250,000
University of Minnesota VRDN RB Series 1999 A RMKT (U.S. Bank N.A. SPA) (A-1+/VMIG1)
69,275,000	0.250	12/02/09	69,275,000
University of Minnesota VRDN RB Series 2001 C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
22,400,000	0.270	12/02/09	22,400,000

			$212,115,000

Mississippi — 0.4%
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA) (A-1+/VMIG1)
$43,350,000	0.260%	12/02/09	$43,350,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 2.0%
Missouri — 2.0%
Kansas City Special Obligation VRDN RB Refunding for H. Roe Bartle Series 2008 E (Bank of America N.A. LOC) (A-1/VMIG1)
$21,250,000	0.230%	12/02/09	$21,250,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.220	12/03/09	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
10,000,000	0.200	12/03/09	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 E (A-1+/VMIG1)
7,000,000	0.200	12/03/09	7,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
19,000,000	0.290	12/02/09	19,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 B (Bank of America N.A. LOC) (A-1/VMIG1)
8,250,000	0.290	12/02/09	8,250,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+/NR)
20,800,000	0.210	12/02/09	20,800,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase & Co.) (A-1+/NR)(a)
10,000,000	0.300	12/03/09	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3604 (JPMorgan Chase & Co.) (A-1+/NR)
8,910,000	0.220	12/01/09	8,910,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,050,000	0.240	12/01/09	4,050,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 B (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
2,160,000	0.240	12/01/09	2,160,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
7,955,000	0.300	12/03/09	7,955,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Saint Luke’s Systems Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
15,000,000	0.290	12/02/09	15,000,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1/VMIG1)
16,030,000	0.190	12/01/09	16,030,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 B (Bank of America N.A SPA) (A-1/VMIG1)
$18,125,000	0.190%	12/01/09	$18,125,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
8,800,000	0.190	12/01/09	8,800,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
5,840,000	0.190	12/01/09	5,840,000

			$193,170,000

Montana — 0.4%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health Systems Series 2003 (Bank of Montreal SPA) (A-1+/VMIG1)
$21,110,000	0.260%	12/02/09	$21,110,000
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
21,750,000	0.240	12/01/09	21,750,000

			$42,860,000

Nebraska — 0.6%
American Public Energy Agency Gas Supply VRDN RB for National Public Gas Agency Project Series 2003 B (BP Corp. North America SPA) (A-1+/VMIG1)
$47,300,000	0.270%	12/03/09	$47,300,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
8,550,000	0.250	12/03/09	8,550,000

			$55,850,000

Nevada — 0.5%
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A. SPA) (A-1/NR)(a)
$3,600,000	0.270%	12/03/09	$3,600,000
Clark County GO VRDN Putters Series 2009-3366 Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,080,000	0.300	12/03/09	6,080,000
Clark County School District GO VRDN ROCS-RR-II R-11297 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
8,735,000	0.250	12/03/09	8,735,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
6,305,000	0.300	12/03/09	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,300,000	0.300	12/03/09	5,300,000
Nevada State GO Bonds for Capital Improvement Series 2006 E (FSA) (AAA/Aa2)
4,690,000	5.000	03/01/10	4,741,612

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Nevada — (continued)
Nevada State GO Bonds Refunding for Capital Improvement Series 2005 A (AA+/Aa2)
$9,500,000	5.000%	02/01/10	$9,569,316
Nevada State GO VRDN Series 2009-3421 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
9,115,000	0.300	12/03/09	9,115,000

			$53,445,928

New Jersey — 1.2%
New Jersey Economic Development Authority VRDN RB Refunding for School Facilities Construction Series 2008 V3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$50,000,000	0.200%	12/02/09	$50,000,000
New Jersey State TRANS Series 2009 (SP-1+/MIG1)
70,000,000	2.500	06/24/10	70,775,627

			$120,775,627

New Mexico — 0.8%
Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
$22,000,000	2.500%	12/15/09	$22,012,784
New Mexico Municipal Energy Acquisition Authority Gas Supply VRDN RB Series 2009 (Royal Bank of Canada SPA) (NR/VMIG1)
32,500,000	0.270	12/03/09	32,500,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
24,185,000	0.250	12/02/09	24,185,000

			$78,697,784

New York — 16.0%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (NR/VMIG1)
$39,600,000	0.330%	12/02/09	$39,600,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
6,865,000	0.240	12/02/09	6,865,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2B (Bayerische Landesbank LOC) (NR/VMIG1)
13,395,000	0.260	12/01/09	13,395,000
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1/NR)(a)
9,160,000	0.250	12/03/09	9,160,000
New York City Austin Trust Certificates VRDN RB for Museum of Modern Art VRDN RB Series 2008-3316 (Bank of America N.A. SPA) (A-1/NR)(a)
2,905,000	0.250	12/03/09	2,905,000
New York City GO VRDN Floaters Series 2009-3000 (Morgan Stanley Municipal Products) (A-1/NR)(a)
15,000,000	0.240	12/03/09	15,000,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,465,000	0.300	12/03/09	4,465,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
$6,660,000	0.300%	12/03/09	$6,660,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,660,000	0.300	12/03/09	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,350,000	0.300	12/03/09	3,350,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,245,000	0.300	12/03/09	4,245,000
New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
5,145,000	0.250	12/03/09	5,145,000
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
5,940,000	0.250	12/03/09	5,940,000
New York City GO VRDN ROCS-RR-II R-11668 Series 2008 (Citibank N.A. SPA) (A-1/NR)(a)
35,695,000	0.250	12/03/09	35,695,000
New York City GO VRDN ROCS-RR-II R-11747 Series 2009 (Citibank N.A.) (A-1/NR)(a)
19,000,000	0.250	12/03/09	19,000,000
New York City GO VRDN ROCS-RR-II R-11751 Series 2009 (Citibank N.A.) (A-1/NR)(a)
8,500,000	0.250	12/03/09	8,500,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC) (NR/VMIG1)
20,100,000	0.210	12/01/09	20,100,000
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
29,550,000	0.210	12/01/09	29,550,000
New York City GO VRDN Series 1993 Subseries E-2 (JPMorgan Chase Bank LOC) (A-1+/VMIG1)
810,000	0.210	12/01/09	810,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
5,000,000	0.220	12/01/09	5,000,000
New York City GO VRDN Series 1994 Subseries H-5 RMKT (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
3,200,000	0.210	12/01/09	3,200,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
54,400,000	0.280	12/02/09	54,400,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (NR/VMIG1)
46,990,000	0.250	12/02/09	46,990,000
New York City GO VRDN Series 2003 Subseries A-4 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
7,200,000	0.180	12/02/09	7,200,000
New York City GO VRDN Series 2003 Subseries A-5 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
13,545,000	0.240	12/02/09	13,545,000
New York City GO VRDN Series 2003 Subseries A-6 (Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
1,165,000	0.220	12/02/09	1,165,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO VRDN Series 2003 Subseries G-2 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$5,995,000	0.180%	12/02/09	$5,995,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
67,825,000	0.240	12/02/09	67,825,000
New York City GO VRDN Series 2007 Subseries D-3 (Calyon Bank NA SPA) (A-1+/VMIG1)
18,400,000	0.210	12/03/09	18,400,000
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A. SPA) (A-1/VMIG1)
1,000,000	0.220	12/01/09	1,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+/NR)
45,700,000	0.200	12/02/09	45,700,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+/NR)
39,900,000	0.200	12/02/09	39,900,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1/NR)(a)
12,432,000	0.250	12/03/09	12,432,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA) (A-1/NR)(a)
2,750,000	0.250	12/03/09	2,750,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA) (A-1/NR)(a)
5,000,000	0.250	12/03/09	5,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3092 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
13,405,000	0.300	12/03/09	13,405,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,750,000	0.300	12/03/09	3,750,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3477 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,795,000	0.300	12/03/09	3,795,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3561 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,500,000	0.300	12/03/09	5,500,000
New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1/NR)(a)
4,365,000	0.250	12/03/09	4,365,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A.) (A-1/NR)(a)
7,045,000	0.250	12/03/09	7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,045,000	0.300	12/03/09	6,045,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Series 2006 CC-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
$3,750,000	0.220%	12/01/09	$3,750,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-2 (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
6,100,000	0.210	12/01/09	6,100,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
6,700,000	0.200	12/03/09	6,700,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
11,000,000	0.250	12/03/09	11,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-9301 Series 2008 (Citigroup Financial Products SPA) (A-1+/NR)(a)
5,440,000	0.300	12/03/09	5,440,000
New York City Putters Series 2008-2948 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
12,565,000	0.300	12/03/09	12,565,000
New York City Putters Series 2008-2950 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,115,000	0.300	12/03/09	6,115,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA) (A-1/NR)(a)
3,170,000	0.250	12/03/09	3,170,000
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A. SPA) (A-1/NR)(a)
6,400,000	0.250	12/03/09	6,400,000
New York City Transitional Finance Authority VRDN RB Floater Trust Series 2009-34B (Barclays Bank PLC) (A-1+/NR)(a)
5,810,000	0.210	12/03/09	5,810,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)(c)
61,400,000	0.300	12/02/09	61,400,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
8,145,000	0.230	12/02/09	8,145,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
14,100,000	0.230	12/02/09	14,100,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1999 Subseries B-3 (JP Morgan Chase & Co. SPA) (NR/VMIG1)
2,300,000	0.270	12/02/09	2,300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
55,700,000	0.210	12/01/09	55,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002 Subseries C-2 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$3,000,000	0.210%	12/01/09	$3,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
35,000,000	0.230	12/02/09	35,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1B (Societe Generale) (A-1/VMIG1)
14,060,000	0.250	12/02/09	14,060,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,600,000	0.210	12/01/09	2,600,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (NR/VMIG1)
3,945,000	0.220	12/02/09	3,945,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
34,500,000	0.210	12/01/09	34,500,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
45,240,000	0.210	12/01/09	45,240,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3H (Royal Bank of Canada SPA) (A-1+/VMIG1)
2,125,000	0.220	12/01/09	2,125,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-II R-10344 Series 2009 (Citibank N.A.) (A-1/NR)(a)
6,240,000	0.250	12/03/09	6,240,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
5,000,000	0.250	12/03/09	5,000,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2D (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
7,320,000	0.240	12/02/09	7,320,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2F (Bayerische Landesbank SPA) (NR/VMIG1)
6,685,000	0.210	12/01/09	6,685,000
New York State Dormitory Authority Austin Trust Certificates VRDN RB Series 2008-1195 (Bank of America N.A. SPA) (A-1/NR)(a)
13,600,000	0.250	12/03/09	13,600,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.) (A-1/NR)(a)
20,000,000	0.250	12/03/09	20,000,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A.) (A-1/NR)(a)
6,560,000	0.250	12/03/09	6,560,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB ROCS-RR-II-R-11777 Series 2009 (Citibank N.A.) (A-1/NR)(a)
$8,000,000	0.250%	12/03/09	$8,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2009-3397 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
10,565,000	0.300	12/03/09	10,565,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1/NR)(a)
10,000,000	0.250	12/03/09	10,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A.) (A-1/NR)(a)
7,000,000	0.250	12/03/09	7,000,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.) (NR/VMIG1)(a)
3,000,000	0.250	12/03/09	3,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR II R-11535 Series 2008 (Citibank N.A.) (A-1/NR)(a)(c)
2,770,000	0.250	12/03/09	2,770,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-10339 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
14,195,000	0.250	12/03/09	14,195,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11722 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
5,235,000	0.250	12/03/09	5,235,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
4,000,000	0.250	12/03/09	4,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Mental Health Services Series 2003 RMKT (JPMorgan Chase & Co. SPA) (A-1+/NR)
73,790,000	0.240	12/01/09	73,790,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
22,350,000	0.300	12/03/09	22,350,000
New York State Dormitory Authority VRDN RB Putters for Rockefeller University Series 2009-3320 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
10,930,000	0.300	12/03/09	10,930,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase & Co.) (A-1+/NR)(a)
3,840,000	0.300	12/03/09	3,840,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,635,000	0.300	12/03/09	4,635,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,620,000	0.300	12/03/09	3,620,000
New York State Environmental Facilities CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1/NR)
8,000,000	0.380	12/07/09	8,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Environmental Facilities GO CP Series 1998 A (Bayerische Landesbank, JPMorgan Chase & Co. and Landesbank Hessen-Thueringen LOC) (A-1/NR)
$46,000,000	0.500%	12/01/09	$46,000,000
New York State GO VRDN Putters Series 2009-3346 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,560,000	0.300	12/03/09	3,560,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+/NR)
44,000,000	0.300	12/02/09	44,000,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+/NR)
5,500,000	0.230	12/02/09	5,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+/NR)
32,500,000	0.330	12/02/09	32,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+/NR)
26,300,000	0.280	12/02/09	26,300,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (NR/VMIG1)
26,290,000	0.220	12/02/09	26,290,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (NR/VMIG1)
8,500,000	0.200	12/02/09	8,500,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (NR/VMIG1)
38,100,000	0.200	12/02/09	38,100,000
New York State Local Government Assistance Corp. Austin Trust Certificates VRDN RB Series 2008-3506 (FSA) (Bank of America N.A.) (A-1/NR)(a)
1,710,000	0.300	12/03/09	1,710,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
40,725,000	0.280	12/02/09	40,725,000
New York State Local Government Assistance Corp. VRDN RB Series 1994 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (NR/VMIG1)
8,795,000	0.300	12/02/09	8,795,000
New York State Thruway Authority Second General Highway & Bridge Trust Fund RB Series 2009 A-2 (AA/NR)
7,790,000	2.500	04/01/10	7,837,441
New York State Urban Development Corp. Personal Income Tax VRDN RB Floater Trust Series 2009 6W-Reg. D (Barclays Bank PLC) (A-1+/NR)(a)
2,000,000	0.210	12/03/09	2,000,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3094 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
13,330,000	0.300	12/03/09	13,330,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3095 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
$2,000,000	0.300%	12/03/09	$2,000,000
Tompkins County IDA VRDN RB for Cornell University Civic Facility Series 2002 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,040,000	0.240	12/03/09	3,040,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+/NR)(a)
4,600,000	0.250	12/03/09	4,600,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3063 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
9,995,000	0.300	12/03/09	9,995,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
5,635,000	0.300	12/03/09	5,635,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 (Bank of America N.A. SPA) (A-1/VMIG1)
3,700,000	0.220	12/03/09	3,700,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
3,000,000	0.220	12/03/09	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB ROCS-RR-II R-11665 Series 2008 (Citibank N.A.) (NR/VMIG1)(a)
5,000,000	0.250	12/03/09	5,000,000

			$1,560,069,441

North Carolina — 7.2%
Buncombe County Metropolitan Sewer District Systems VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA) (A-1/NR)
$21,345,000	0.300%	12/03/09	$21,345,000
Cary GO VRDN Public Improvement Series 2006 (Bank of New York SPA) (A-1+/VMIG1)
4,815,000	0.210	12/02/09	4,815,000
Charlotte Douglas International Airport VRDN RB Refunding Series 2008 D (Bank of America N.A. LOC) (A-1/VMIG1)
4,675,000	0.280	12/02/09	4,675,000
Charlotte Douglas International Airport VRDN RB Series 2007 B (Bank of America N.A. LOC) (A-1/VMIG1)
11,080,000	0.299	12/02/09	11,080,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1/VMIG1)
13,585,000	0.260	12/02/09	13,585,000
Charlotte Water & Sewer Systems VRDN RB Putters Series 2009-3443 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
6,000,000	0.300	12/03/09	6,000,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1/VMIG1)
13,620,000	0.260	12/03/09	13,620,000
Durham GO VRDN Public Improvement Series 1993 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,350,000	0.260	12/03/09	6,350,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
East Carolina University VRDN RB Series 2004 (Wachovia Bank N.A. SPA) (NR/VMIG1)
$8,470,000	0.240%	12/03/09	$8,470,000
Forsyth County GO VRDN Series 2004 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,625,000	0.240	12/03/09	6,625,000
Forsyth County School District GO VRDN Series 2007 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,115,000	0.240	12/03/09	7,115,000
Greensboro Enterprise System VRDN RB Series 1998 B (Bank of America N.A. SPA) (A-1/VMIG1)
2,110,000	0.300	12/02/09	2,110,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1/VMIG1)
11,055,000	0.300	12/03/09	11,055,000
Greensboro GO VRDN Public Improvement Series 2003 B (Bank of America N.A. SPA) (A-1/VMIG1)
1,185,000	0.300	12/02/09	1,185,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1/VMIG1)
8,250,000	0.300	12/03/09	8,250,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1/VMIG1)
19,100,000	0.270	12/02/09	19,100,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA) (A-1+/VMIG1)
29,650,000	0.270	12/02/09	29,650,000
Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1/VMIG1)
6,400,000	0.230	12/02/09	6,400,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,280,000	0.300	12/02/09	9,280,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,770,000	0.240	12/03/09	13,770,000
Mecklenburg County GO VRDN Series 2006 A (A-1+/VMIG1)
35,325,000	0.240	12/03/09	35,325,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA) (A-1/NR)(a)
15,600,000	0.250	12/03/09	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA) (A-1/NR)(a)
26,365,000	0.250	12/03/09	26,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
10,890,000	0.250	12/03/09	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
13,110,000	0.250	12/03/09	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2008-3248 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,500,000	0.220	12/01/09	2,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$8,300,000	0.300%	12/03/09	$8,300,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A (A-1+/VMIG1)
5,085,000	0.230	12/03/09	5,085,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B (A-1+/VMIG1)
1,200,000	0.230	12/03/09	1,200,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1992 A (A-1+/VMIG1)
3,625,000	0.230	12/03/09	3,625,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Catholic Health East Series 2008 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
10,790,000	0.250	12/02/09	10,790,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Series 2009 C (Wachovia Bank N.A. LOC) (NR/VMIG1)
14,855,000	0.240	12/03/09	14,855,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,950,000	0.230	12/02/09	1,950,000
North Carolina Medical Care Commission Hospital VRDN RB for Caremont Health Series 2003 Subseries A (MBIA) (Bank of America N.A. LOC) (A-1/VMIG1)
14,425,000	0.250	12/02/09	14,425,000
North Carolina Medical Care Commission VRDN RB Refunding for Baptist Hospital Series 2009 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
34,340,000	0.240	12/03/09	34,340,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
41,040,000	0.300	12/02/09	41,040,000
North Carolina State GO VRDN Putters Series 2008-2768 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
7,055,000	0.300	12/03/09	7,055,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (NR/VMIG1)
14,680,000	0.200	12/02/09	14,680,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (NR/VMIG1)
26,715,000	0.210	12/02/09	26,715,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1/NR)(a)
4,950,000	0.250	12/03/09	4,950,000
Raleigh Comb Enterprise System VRDN RB Series 2008 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.250	12/02/09	5,000,000
Raleigh Comb Enterprise System VRDN RB Series 2008 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,500,000	0.220	12/02/09	6,500,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (A-1+/VMIG1)
13,200,000	2.500	01/20/10	13,232,909

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — (continued)
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
$13,000,000	0.250%	12/02/09	$13,000,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
16,525,000	0.250	12/03/09	16,525,000
Union County Enterprise System VRDN RB Series 2009 (A-1/VMIG1)
9,000,000	0.260	12/03/09	9,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1/VMIG1)
11,720,000	0.260	12/03/09	11,720,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,465,000	0.240	12/03/09	2,465,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2009 A (A-1+/NR)
12,600,000	0.220	12/03/09	12,600,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,250,000	0.220	12/01/09	2,250,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,120,000	0.230	12/01/09	10,120,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1/NR)(a)
10,345,000	0.250	12/03/09	10,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
3,080,000	0.250	12/03/09	3,080,000
Wake County GO Bonds Refunding Series 2003 A (AAA/Aaa)
5,000,000	5.000	02/01/10	5,037,420
Wake County GO VRDN for Public Improvement Series 2003 B (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
12,050,000	0.220	12/03/09	12,050,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
8,150,000	0.270	12/03/09	8,150,000
Wake County GO VRDN School Series 2007 A (Bank of America N.A. SPA) (A-1/VMIG1)
1,800,000	0.270	12/03/09	1,800,000
Wake County GO VRDN School Series 2007 B (Bank of America N.A. SPA) (A-1/VMIG1)
20,700,000	0.270	12/03/09	20,700,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
18,100,000	0.270	12/03/09	18,100,000
Wake County VRDN RB Putters Series 2009-3553 (JPMorgan Chase & Co.) (A-1+/NR)(a)
2,000,000	0.300	12/03/09	2,000,000
Wilmington VRDN RB Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
14,375,000	0.250	12/02/09	14,375,000

			$695,330,329

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Dakota — 0.6%
Mercer County for Basin Electric and Power CP Series 2009 (A-1/NR)
$56,500,000	0.450%	12/01/09	$56,500,000

Ohio — 1.9%
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (NR/VMIG1)(a)
$17,000,000	0.230%	12/03/09	$17,000,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1/VMIG1)
7,000,000	0.250	12/03/09	7,000,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,360,000	0.300	12/03/09	4,360,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,005,000	0.300	12/03/09	3,005,000
Montgomery County VRDN RB Catholic Health Series 2004 B-1 (Bank of New York SPA) (A-1+/VMIG1)
12,000,000	0.270	12/02/09	12,000,000
Montgomery County VRDN RB Catholic Health Series 2004 B2 (Bayerische Landesbank SPA) (NR/VMIG1)
1,785,000	0.270	12/02/09	1,785,000
Ohio State GO VRDN Common Schools Series 2005 A (A-1+/VMIG1)
6,175,000	0.200	12/02/09	6,175,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
29,210,000	0.200	12/02/09	29,210,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)(c)
24,070,000	0.230	12/02/09	24,070,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/VMIG1)
9,400,000	0.200	12/02/09	9,400,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
20,980,000	0.260	12/02/09	20,980,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
6,485,000	0.260	12/02/09	6,485,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2004 A (A-1+/VMIG1)
7,005,000	0.260	12/02/09	7,005,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
6,245,000	0.300	12/03/09	6,245,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,000,000	0.300	12/03/09	5,000,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3591 (JPMorgan Chase & Co.) (A-1+/NR)(a)
1,495,000	0.220	12/01/09	1,495,000
Ohio State University General Receipts VRDN RB Series 1999 B1 (A-1+/VMIG1)
10,160,000	0.210	12/02/09	10,160,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Ohio — (continued)
Ohio State University General Receipts VRDN RB Series 1999 B2 (A-1+/VMIG1)
$10,655,000	0.210%	12/02/09	$10,655,000
Ohio State VRDN PCRB Refunding for Sohio Air Project Series 1995 (A-1+/P-1)
5,400,000	0.190	12/01/09	5,400,000

			$187,430,000

Oklahoma — 0.1%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (Lloyds TSB Bank PLC SPA) (NR/VMIG1)
$6,650,000	0.230%	12/03/09	$6,650,000

Oregon — 1.3%
Clackamas County CP Series 2009 (A-1/NR)
$7,500,000	0.400%	02/16/10	$7,500,000
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2008 C (U.S. Bank N.A. LOC) (A-1+/VMIG1)
4,800,000	0.210	12/02/09	4,800,000
Oregon Health Sciences University VRDN RB Series 2009 B-2 (U.S. Bank N.A. LOC) (A-1+/VMIG1)
2,300,000	0.220	12/03/09	2,300,000
Oregon State GO TANS Series 2009 (SP-1+/MIG1)
60,000,000	2.500	06/30/10	60,699,890
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (NR/VMIG1)
14,325,000	0.240	12/02/09	14,325,000
Oregon State GO VRDN Series 1985 73-G (JPMorgan Chase & Co. SPA) (NR/VMIG1)
900,000	0.200	12/02/09	900,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (NR/VMIG1)
26,900,000	0.200	12/02/09	26,900,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (NR/VMIG1)
10,800,000	0.250	12/02/09	10,800,000

			$128,224,890

Pennsylvania — 2.2%
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Series 1990 A RMKT (Bank of New York LOC) (A-1+/VMIG1)
$13,400,000	0.230%	12/03/09	$13,400,000
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Series 1990 B RMKT (Bank of New York LOC) (A-1+/VMIG1)
17,100,000	0.230	12/03/09	17,100,000
Allegheny County IDA VRDN RB for UPMC Children’s Hospital Series 2004 A (Bank of America N.A. LOC) (A-1/VMIG1)
22,000,000	0.250	12/03/09	22,000,000
Allegheny County VRDN RB for University of Pittsburgh Medical Center Putters Series 2009-3372 (MBIA) (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
21,390,000	0.300	12/03/09	21,390,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Delaware Valley Regional Finance Authority Local Government VRDN RB Putters Series 2008-3011 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$13,895,000	0.300%	12/03/09	$13,895,000
Lancaster County Hospital Authority VRDN RB Health System of Lancaster General Hospital Series 2008 (Bank of America N.A. LOC) (A-1/VMIG1)
2,555,000	0.270	12/01/09	2,555,000
Lehigh County General Purpose Authority VRDN RB for Muhlenberg College Series 2008 (Bank of America N.A. LOC) (A-1/VMIG1)
6,150,000	0.250	12/03/09	6,150,000
Lehigh County General Purpose Hospital VRDN RB Valley Health Network Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
7,595,000	0.230	12/01/09	7,595,000
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 B (JPMorgan Chase & Co. LOC) (NR/VMIG1)
11,510,000	0.200	12/03/09	11,510,000
Pennsylvania State GO VRDN Putters Series 2008-3250 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)(a)
3,100,000	0.300	12/03/09	3,100,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA) (A-1/NR)(a)
3,700,000	0.250	12/03/09	3,700,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
67,925,000	0.280	12/03/09	67,925,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2008 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
5,100,000	0.190	12/01/09	5,100,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2008 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
900,000	0.190	12/01/09	900,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,900,000	0.290	12/02/09	7,900,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
5,650,000	0.290	12/02/09	5,650,000
University of Pittsburgh VRDN RB Floaters Series 2009-38C (Wells Fargo & Co.) (NR/VMIG1)(a)
3,000,000	0.230	12/03/09	3,000,000

			$212,870,000

Puerto Rico(a) — 0.6%
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Municipal Products SPA) (A-1/NR)
$50,600,000	0.370%	12/03/09	$50,600,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Puerto Rico(a) — (continued)
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Municipal Products) (A-1/NR)
$9,000,000	0.370%	12/03/09	$9,000,000

			$59,600,000

Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan & Chase Co.) (A-1+/NR)(a)
$15,160,000	0.300%	12/03/09	$15,160,000
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB Refunding for School of Design Series 2008 B (Bank of America N.A. LOC) (NR/VMIG1)
11,850,000	0.220	12/02/09	11,850,000

			$27,010,000

South Carolina — 0.3%
Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1/NR)
$6,000,000	0.300%	12/03/09	$6,000,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1/VMIG1)
6,195,000	0.280	12/03/09	6,195,000
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA) (NR/VMIG1)(a)
1,830,000	0.240	12/03/09	1,830,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Municipal Products) (A-1/NR)(a)
10,800,000	0.240	12/03/09	10,800,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC) (NR/VMIG1)
6,770,000	0.260	12/02/09	6,770,000

			$31,595,000

Tennessee — 0.9%
Metropolitan Government Nashville & Davidson County GO Bonds Refunding Series 2005 B (AA/Aa2)
$4,425,000	5.000%	01/01/10	$4,441,605
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Putters Series 2009-3528 (JPMorgan Chase & Co.) (A-1+/NR)(a)
5,000,000	0.300	12/03/09	5,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
13,840,000	0.200	12/03/09	13,840,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,630,000	0.300	12/03/09	3,630,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Tennessee State GO CP Series 2009 C (Tennessee Consolidated Retirement System SPA) (A-1/NR)
$34,441,000	0.350%	12/01/09	$34,441,000
23,000,000	0.300	02/01/10	23,000,000

			$84,352,605

Texas — 10.6%
Austin ISD GO VRDN Putters Series 2009-3554 (JPMorgan Chase & Co.) (A-1+/NR)(a)
$3,525,000	0.300%	12/03/09	$3,525,000
Austin ISD GO VRDN ROCS RR-II R-11750 Series 2009 (Citibank N.A.) (A-1/NR)(a)
3,000,000	0.250	12/03/09	3,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
6,495,000	0.300	12/03/09	6,495,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-11716 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
6,785,000	0.250	12/03/09	6,785,000
Dallas Children’s Medical Center VRDN RB Putters Series 2009-3509 (JPMorgan Chase & Co.) (F1+)(a)
4,995,000	0.300	12/03/09	4,995,000
Dallas Children’s Medical Center VRDN RB Putters Series 2009-3512 (JPMorgan Chase & Co.) (F1+)(a)
8,995,000	0.300	12/03/09	8,995,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1/NR)
5,495,000	0.300	12/03/09	5,495,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,700,000	0.300	12/03/09	3,700,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
24,000,000	0.230	12/03/09	24,000,000
EL Paso Water & Sewer Systems Revenue CP Series 2009 (JPMorgan Chase & Co. SPA) (A-1/NR)
5,000,000	0.400	01/15/10	5,000,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo & Co.) (F1+)(a)
3,100,000	0.230	12/03/09	3,100,000
Frisco ISD GO VRDN Floater Series 2008-19C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
14,525,000	0.230	12/03/09	14,525,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
7,195,000	0.250	12/03/09	7,195,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3463 (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,995,000	0.300	12/03/09	4,995,000
Harris County Flood Control District GO VRDN Putters Series 2009-3562 (FSA) (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,000,000	0.300	12/03/09	4,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Harris County GO VRDN ROCS-RR-II R-10360 Series 2009 (Citibank N.A. SPA) (A-1/NR)(a)
$13,255,000	0.250%	12/03/09	$13,255,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital System Series 2008 A-1 (A-1+/NR)
19,300,000	0.190	12/01/09	19,300,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3491Z (JPMorgan Chase & Co.) (A-1+/NR)(a)
4,995,000	0.300	12/03/09	4,995,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Putters Series 2009-3612 (JPMorgan Chase & Co.) (A-1+/NR)(a)
8,130,000	0.270	12/03/09	8,130,000
Harris County Health Facilities Development Corp. VRDN RB for Texas Children’s Hospital Series 2008-2 (Bank of America and JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
6,900,000	0.190	12/01/09	6,900,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Texas Children’s Hospital Series 2008-1 (Bank of America N.A. and JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
21,400,000	0.220	12/03/09	21,400,000
Harris County Toll Road Authority VRDN RB Floaters Series 2009-3060X (Morgan Stanley Municipal Products) (A-1/NR)(a)
5,525,000	0.260	12/03/09	5,525,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
4,845,000	0.300	12/03/09	4,845,000
Harris County VRDN RB Putters Series 2009-3418 (FSA) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
1,700,000	0.300	12/03/09	1,700,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,000,000	0.320	12/03/09	3,000,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (NR/VMIG1)(a)
17,060,000	0.220	12/03/09	17,060,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Series 2008 B (A-1+/VMIG1)
19,800,000	0.190	12/01/09	19,800,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA) (A-1/NR)(a)
4,575,000	0.250	12/03/09	4,575,000
Houston ISD GO VRDN ROCS-RR-II R-11394 Series 2008 (PSF-GTD) (Citibank N.A. SPA) (A-1/NR)(a)
7,500,000	0.250	12/03/09	7,500,000
Houston Utilities System VRDN RB Series 2008 A-2 (Bank of America N.A. LOC) (A-1/VMIG1)
6,200,000	0.300	12/03/09	6,200,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	0.250	12/03/09	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (NR/VMIG1)(a)
3,950,000	0.220	12/03/09	3,950,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 B (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
$2,690,000	0.270%	12/01/09	$2,690,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3510 (JPMorgan Chase & Co.) (F1+)(a)
2,995,000	0.300	12/03/09	2,995,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase & Co.) (F1+)(a)
20,000,000	0.300	12/03/09	20,000,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+/NR)(a)
4,175,000	0.250	12/03/09	4,175,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1/NR)(a)
8,935,000	0.250	12/03/09	8,935,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase & Co.) (NR/VMIG1)(a)
9,000,000	0.300	12/03/09	9,000,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA) (A-1/NR)(a)
9,105,000	0.270	12/03/09	9,105,000
Port Arthur Navigation District Enviromental Facilities VRDN RB for Motiva Enterprises Series 2009 A (A-1/P-1)
16,000,000	0.190	12/01/09	16,000,000
Port Arthur Navigation District Enviromental Facilities VRDN RB for Motiva Enterprises Series 2009 B (A-1/P-1)
17,500,000	0.180	12/01/09	17,500,000
Port Arthur Navigation District Enviromental Facilities VRDN RB for Motiva Enterprises Series 2009 C (A-1/P-1)
42,000,000	0.180	12/01/09	42,000,000
Rice University CP Series 2009 (A-1/NR)
9,000,000	0.350	02/09/10	9,000,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,995,000	0.300	12/03/09	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
8,215,000	0.300	12/03/09	8,215,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-3247 (JPMorgan Chase & Co.) (NR/VMIG1)(a)
1,360,000	0.300	12/03/09	1,360,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,200,000	0.300	12/03/09	3,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase & Co.) (A-1+/NR)(a)
8,260,000	0.300	12/03/09	8,260,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA) (NR/VMIG1)(a)
5,090,000	0.250	12/03/09	5,090,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1/VMIG1)
31,800,000	0.330	12/02/09	31,800,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$5,000,000	0.300%	12/03/09	$5,000,000
Spring Branch GO VRDN Putters Series 2009-3377 (PSF-GTD) (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,500,000	0.300	12/03/09	4,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Health Resources Series 2008 A (Texas Health Resources SPA) (A-1+/VMIG1)
6,500,000	0.270	12/02/09	6,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1/VMIG1)
23,500,000	0.230	12/03/09	23,500,000
Tarrant County Health Resources VRDN RB Series 2008-1197 (Bank of America N.A. SPA) (A-1/NR)(a)
4,375,000	0.270	12/03/09	4,375,000
Tarrant County Health Resources VRDN RB Series 2008-1201 (Bank of America N.A. SPA) (A-1/NR)(a)
5,790,000	0.270	12/03/09	5,790,000
Texas A&M University RB Financing Systems Series 2005 B (AA+/Aa1)
3,600,000	5.000	05/15/10	3,673,763
Texas State GO Bonds Transportation Commission Mobility Fund Series 2006 (AA+/Aa1)
2,700,000	4.000	04/01/10	2,731,417
Texas State GO VRDN Austin Trust Certificates Series 2008-1053 (Bank of America N.A. SPA) (A-1/NR)(a)
12,190,000	0.270	12/03/09	12,190,000
Texas State GO VRDN Austin Trust Certificates Series 2008-1147 (Bank of America N.A. SPA) (A-1/NR)(a)
2,400,000	0.270	12/03/09	2,400,000
Texas State GO VRDN Eagle Series 2006-0125 Class A (Citibank N.A.) (A-1/NR)(a)
25,940,000	0.250	12/03/09	25,940,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1/NR)(a)
5,000,000	0.250	12/03/09	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1/NR)(a)
8,685,000	0.250	12/03/09	8,685,000
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1/NR)(a)
9,390,000	0.270	12/03/09	9,390,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
15,075,000	0.300	12/03/09	15,075,000
Texas State GO VRDN Putters Series 2009-3534 (JPMorgan Chase & Co.) (A-1+/NR)(a)
9,550,000	0.300	12/03/09	9,550,000
Texas State GO VRDN ROCS-RR-II R-11184 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
6,210,000	0.250	12/03/09	6,210,000
Texas State TRANS Series 2009 (SP-1+/MIG1)
286,700,000	2.500	08/31/10	291,080,569

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1/NR)(a)
$27,500,000	0.270%	12/03/09	$27,500,000
Texas State Transportation Commission GO VRDN Floaters Series 2005 K15 Reg. D (Citibank N.A. SPA) (NR/VMIG1)(a)
3,790,000	0.250	12/03/09	3,790,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
7,495,000	0.300	12/03/09	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,335,000	0.300	12/03/09	5,335,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
14,395,000	0.300	12/03/09	14,395,000
Texas State Transportation GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank N.A. SPA) (F1+)(a)
13,270,000	0.220	12/03/09	13,270,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1/NR)
6,000,000	0.270	12/03/09	6,000,000
Texas Water Development Board VRDN RB Refunding for State Revolving Subordinated Lien Series 2007 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,408,000	0.220	12/01/09	1,408,000
University of Houston VRDN RB Floater Certificates Series 2009-30C (Wells Fargo Bank N.A.) (NR/VMIG1)(a)
7,000,000	0.230	12/03/09	7,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1/NR)(a)
3,975,000	0.250	12/03/09	3,975,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
30,405,500	0.220	12/03/09	30,405,500
University of Texas VRDN RB Refunding Financing System Series 2001 A (A-1+/VMIG1)
1,200,000	0.200	12/02/09	1,200,000

			$1,030,524,249

Utah — 2.6%
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+/NR)
$13,050,000	0.190%	12/01/09	$13,050,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 C (Northern Trust Co. SPA) (A-1+/VMIG1)
18,250,000	0.190	12/01/09	18,250,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
54,500,000	0.300	12/03/09	54,500,000
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,400,000	0.330	12/02/09	5,400,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Utah — (continued)
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
$54,000,000	0.200%	12/03/09	$54,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA) (A-1+/VMIG1)
53,700,000	0.200	12/03/09	53,700,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,580,000	0.240	12/01/09	9,580,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (U.S. Bank N.A. SPA) (A-1+/VMIG1)
3,000,000	0.250	12/02/09	3,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
43,600,000	0.240	12/01/09	43,600,000

			$255,080,000

Virginia — 1.3%
Fairfax County GO Bonds Public Improvement Series 2008 A (AAA/Aaa)
$5,730,000	4.500%	04/01/10	$5,803,458
Fairfax County GO Bonds Series 2003 B (AAA/Aaa)
5,000,000	5.000	06/01/10	5,114,259
Fairfax County IDA VRDN RB for Inova Health System Project ROCS-RR-II R-11733 Series 2009 (Citibank N.A. SPA) (A-1+/NR)(a)
6,660,000	0.250	12/03/09	6,660,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-1 (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
12,720,000	0.220	12/02/09	12,720,000
Fairfax County VRDN RB for Inova Health System Project Putters Series 2009-3394 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
5,495,000	0.300	12/03/09	5,495,000
Fairfax County VRDN RB Putters Series 2008-3166 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
2,325,000	0.300	12/03/09	2,325,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 E (A-1+/VMIG1)
9,100,000	0.200	12/02/09	9,100,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 F (A-1+/VMIG1)
1,300,000	0.200	12/02/09	1,300,000
Richmond GO RANS Series 2009 (SP-1+/MIG1)
41,500,000	1.500	06/24/10	41,773,294
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1/NR)(a)
12,200,000	0.250	12/03/09	12,200,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2008 A (AA+/Aa1)
7,000,000	5.000	02/01/10	7,050,144
Virginia College Building Authority VRDN RB Putters Series 2008-3276 (JPMorgan Chase & Co. SPA) (A-1/NR)(a)
4,685,000	0.300	12/03/09	4,685,000
Virginia State GO Bonds Refunding Series 2004 B (AAA/Aaa)
4,000,000	5.000	06/01/10	4,091,407

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Virginia — (continued)
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
$3,000,000	5.000%	02/01/10	$3,020,707
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Municipal Products SPA) (A-1/NR)(a)
4,000,000	0.260	12/03/09	4,000,000
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
3,370,000	0.300	12/03/09	3,370,000

			$128,708,269

Washington — 1.1%
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
$7,995,000	0.300%	12/03/09	$7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,800,000	0.300	12/03/09	4,800,000
King County Sewer System VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
2,325,000	0.290	12/02/09	2,325,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
12,250,000	0.300	12/02/09	12,250,000
King County Sewer System VRDN RB ROCS-RR-II R-11717 Series 2009 (Citibank Bank N.A. SPA) (A-1/NR)(a)
5,650,000	0.250	12/03/09	5,650,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA) (NR/VMIG1)
9,940,000	0.230	12/03/09	9,940,000
Washington State GO Bonds Series 2009 C (AA+/Aa1)
5,565,000	2.500	02/01/10	5,581,883
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
4,500,000	0.300	12/03/09	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA) (A-1+/NR)(a)
3,035,000	0.300	12/03/09	3,035,000
Washington State GO VRDN Putters Series 2008-3087 (JPMorgan Chase & Co. SPA) (NR/VMIG1)(a)
2,080,000	0.300	12/03/09	2,080,000
Washington State GO VRDN Putters Series 2008-3132 (JPMorgan Chase & Co. SPA) (A-1/VMIG1)(a)
7,495,000	0.300	12/03/09	7,495,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase & Co.) (A-1+/NR)(a)
9,000,000	0.300	12/03/09	9,000,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (NR/VMIG1)(a)
8,925,000	0.270	12/03/09	8,925,000
Washington State Health Care Facilities Authority VRDN RB Multicare Health System Series 2009 B (Wells Fargo Bank N.A. LOC) (NR/VMIG1)
13,700,000	0.200	12/03/09	13,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Washington — (continued)
Washington State Health Care Facilities Authority VRDN RB Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo & Co.) (F1+)(a)
$9,990,000	0.230%	12/03/09	$9,990,000

			$107,266,883

West Virginia — 0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
$12,700,000	0.240%	12/01/09	$12,700,000

Wisconsin — 1.6%
Milwaukee GO Promissory Notes Series 2009 N1 (AA/Aa2)
$26,185,000	2.500%	02/15/10	$26,288,096
Wisconsin State Ascension Health Authority VRDN RB Austin Trust Certificates Series 2008-1155 (Bank of America N. A. SPA) (A-1/NR)(a)
7,600,000	0.270	12/03/09	7,600,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2003 B (FSA) (A-1/NR)
36,375,000	0.650	12/01/09	36,375,000
Wisconsin State Health & Educational Facilities Authority Sisters Hospital CP Series 2009 (FSA) (A-1/NR)
27,475,000	0.650	12/01/09	27,475,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Children’s Hospital Floater Certificates Series 2009-58C (Wells Fargo & Co.) (NR/VMIG1)(a)
9,815,000	0.230	12/03/09	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Floater Trust for Children’s Hospital Series 2009-15W (Barclays Bank PLC) (NR/VMIG1)(a)
5,250,000	0.210	12/03/09	5,250,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floater Series 2009-3122X (Morgan Stanley Municipal Products) (A-1/NR)(a)
17,935,000	0.240	12/03/09	17,935,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Putters Series 2009-3613 (JPMorgan Chase & Co.) (A-1+/NR)(a)
8,660,000	0.270	12/03/09	8,660,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
4,840,000	0.240	12/03/09	4,840,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 B (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
7,500,000	0.240	12/03/09	7,500,000

			$151,738,096

TOTAL INVESTMENTS — 100.6%			$9,774,562,469

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%			(54,049,350)

NET ASSETS — 100.0%			$9,720,513,119

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2009, these securities amounted to $2,443,702,000 or approximately 25.1% of net assets.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At November 30, 2009, these securities amounted to $19,000,000 or approximately 0.2% of net assets.
(c) All or a portion represents a forward commitment.
Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security Ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2009 (Unaudited)

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IHC	— Intermountain Health Care
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
TRS	— Teacher’s Retirement System
VRDN	— Variable Rate Demand Notes

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.0%
United States Treasury Bills
$2,304,300,000	0.035%	12/03/09	$2,304,295,519
116,000,000	0.045	12/03/09	115,999,710
332,100,000	0.040	12/10/09	332,096,679
203,000,000	0.045	12/10/09	202,997,716
336,000,000	0.050	12/10/09	335,995,800
190,000,000	0.055	12/10/09	189,997,387
5,180,900,000	0.060	12/10/09	5,180,822,286
213,800,000	0.040	12/17/09	213,796,199
2,115,600,000	0.050	12/17/09	2,115,552,987
4,296,900,000	0.060	12/24/09	4,296,735,285
481,000,000	0.135	12/31/09	480,945,887
611,680,000	0.275	01/28/10	611,408,992
36,000,000	0.240	03/04/10	35,977,680
49,600,000	0.125	04/08/10	49,577,956
173,000,000	0.130	04/08/10	172,920,036
58,800,000	0.140	04/15/10	58,769,130
49,000,000	0.145	05/06/10	48,969,212
85,600,000	0.150	05/06/10	85,544,360
10,000,000	0.160	05/06/10	9,993,067
72,245,000	0.400	06/17/10	72,086,061
166,000,000	0.410	06/17/10	165,625,670
41,000,000	0.415	06/17/10	40,906,418
143,000,000	0.430	06/17/10	142,661,805
United States Treasury Notes
494,000,000	2.000	02/28/10	496,281,463
238,000,000	1.500	10/31/10	240,319,238

TOTAL INVESTMENTS — 100.0%			$18,000,276,543

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			803,939

NET ASSETS — 100.0%			$18,001,080,482

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
Schedule of Investments
November 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 17.6%
United States Treasury Bills
$33,000,000	0.265%	01/21/10	$32,987,611
22,000,000	0.270	01/21/10	21,991,585
15,000,000	0.240	03/04/10	14,990,700
20,600,000	0.125	04/08/10	20,590,844
72,000,000	0.130	04/08/10	71,966,720
24,500,000	0.140	04/15/10	24,487,138
20,300,000	0.145	05/06/10	20,287,245
35,600,000	0.150	05/06/10	35,576,860
334,000,000	0.160	05/06/10	333,768,427
161,000,000	0.415	06/10/10	160,645,509
188,000,000	0.435	06/10/10	187,566,112
588,000,000	0.445	06/10/10	586,611,748
193,000,000	0.450	06/10/10	192,539,212
408,000,000	0.400	06/17/10	407,102,400
217,000,000	0.410	06/17/10	216,510,665
53,000,000	0.415	06/17/10	52,879,028
80,000,000	0.425	06/17/10	79,813,000
183,000,000	0.430	06/17/10	182,567,205
380,000,000	0.442	06/17/10	379,075,175
United States Treasury Notes
137,000,000	6.500	02/15/10	138,632,383
250,000,000	1.500	10/31/10	252,436,174

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$3,413,025,741

Repurchase Agreements(a) — 82.4%
Barclays Capital, Inc.
$75,000,000	0.180%	12/01/09	$75,000,000
Maturity Value: $75,000,375
Collateralized by U.S. Treasury Note, 3.625%, due 08/15/19. The market value of the collateral, including accrued interest, was $76,500,003.
250,000,000	0.160	12/01/09	250,000,000
Maturity Value: $250,001,111
Collateralized by U.S. Treasury Notes, 2.375% to 3.375%, due 08/31/14 to 11/15/19. The aggregate market value of the collateral, including accrued interest, was $255,000,005.
980,000,000	0.120	01/08/10	980,000,000
Maturity Value: $980,254,800
Settlement Date: 10/22/2009
Collateralized by U.S. Treasury Notes, 1.000% to 3.500%, due 01/15/11 to 07/15/15. The aggregate market value of the collateral, including accrued interest, was $999,600,184.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(a) — (continued)
Credit Suisse Securities (USA) LLC
$483,000,000	0.140%	02/01/10	$483,000,000
Maturity Value: $483,169,050
Settlement Date: 11/03/09
Collateralized by U.S. Treasury Notes, 2.125% to 4.875%, due 04/30/10 to 08/15/17. The aggregate market value of the collateral, including accrued interest, was $492,663,252.
HSBC Securities (USA), Inc.
400,000,000	0.150	12/01/09	400,000,000
Maturity Value: $400,001,667
Collateralized by U.S. Treasury Bond, 6.875%, due 08/15/25 and U.S. Treasury Note, 3.375%, due 11/15/19. The aggregate market value of the collateral, including accrued interest, was $408,000,650.
Joint Repurchase Agreement Account I
12,654,400,000	0.156	12/01/09	12,654,400,000
Maturity Value: $12,654,454,836
Morgan Stanley & Co.
950,000,000	0.140	01/19/10	950,000,000
Maturity Value: $950,336,194
Settlement Date: 10/20/09
Collateralized by U.S. Treasury Inflation Indexed Bonds, 0.875% to 4.250% due 01/15/10 to 01/15/12 and U.S. Treasury Notes, 3.000%, due 08/31/16 to 09/30/16. The aggregate market value of the collateral, including accrued interest, was $969,614,609.

UBS Securities LLC
164,100,000	0.130	12/01/09	164,100,000
Maturity Value: $164,100,593
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/10 to 08/15/19. The aggregate market value of the collateral, including accrued interest, was $167,382,321.

TOTAL REPURCHASE AGREEMENTS			$15,956,500,000

TOTAL INVESTMENTS — 100.0%			$19,369,525,741

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			501,487

NET ASSETS — 100.0%			$19,370,027,228

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Unless noted, all repurchase agreements were entered into on November 30, 2009. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS-FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — It is the Funds’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

Federal	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or other U.S. Government Obligations and Agencies	$6,062,398,010	$13,529,126,097	$—

Government	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or other U.S. Government Obligations and Agencies	$54,310,950	$26,077,550,012	$—
Corporate Obligations (including repurchase agreements)	—	31,191,600,000	—

Total	$54,310,950	$57,269,150,012	$—

GOLDMAN SACHS FUNDS-FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Money Market	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or other U.S. Government Obligations and Agencies	$364,024,447	$5,459,310,958	$—
Municipal Debt Obligations	—	119,210,000	—
Corporate Obligations (including repurchase agreements and time deposits)	—	14,270,705,221	—

Total	$364,024,447	$19,849,226,179	$—

Prime Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasuries and/or other U.S. Government Obligations and Agencies	$—	$8,918,791,012	$—
Municipal Debt Obligations	—	518,965,000	—
Corporate Obligations (including repurchase agreements and time deposits)	—	20,591,332,753	—

Total	$—	$30,029,088,765	$—

Tax-Free Money Market	Level 1	Level 2(a)	Level 3

Assets
Municipal Debt Obligations	$—	$9,774,562,469	$—

Treasury Instruments	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$18,000,276,543	$—	$—

Treasury Obligations	Level 1	Level 2(a)	Level 3

Assets
U.S. Treasury Obligations	$3,413,025,741	$—	$—
Corporate Obligations (including repurchase agreements)	—	15,956,500,000	—

Total	$3,413,025,741	$15,956,500,000	$—

(a) The Funds utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions — The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

GOLDMAN SACHS FUNDS-FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Interest Rate Risk — In a declining interest rate environment, low yields on the Funds’ holdings may have an adverse impact on the Funds’ ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive certain fees (such as FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, transfer agency and management fees) which can fluctuate daily.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Portfolio Concentration Risk — The Tax-Free Money Market Fund has the ability to invest a large percentage of its assets in obligations of issuers within certain states, which makes it subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
Joint Repurchase Agreement Account I — At November 30, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Fund	Principal Amount

Government	$24,700,000

Money Market	152,000,000

Prime Obligations	177,200,000

Treasury Obligations	12,654,400,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,500,000,000	0.16%	12/01/09	$2,500,011,111

Barclays Capital, Inc.	767,600,000	0.16	12/01/09	767,603,411

Credit Suisse Securities (USA) LLC	3,000,000,000	0.15	12/01/09	3,000,012,500

JPMorgan Securities	2,700,000,000	0.16	12/01/09	2,700,012,000

Morgan Stanley & Co.	3,000,000,000	0.15	12/01/09	3,000,012,500

RBS Securities, Inc.	1,500,000,000	0.16	12/01/09	1,500,006,667

TOTAL				$13,467,658,189

At November 30, 2009, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
| |
U.S. Treasury Bill	0.000%	12/24/09

U.S. Treasury Inflation Protected Securities	0.875 to 4.250	01/15/10 to 04/15/12

U.S. Treasury Interest-Only Stripped Securities	0.000	12/15/09 to 02/15/38

U.S. Treasury Notes	0.750 to 9.875	12/15/09 to 08/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	12/31/09 to 11/15/39

The aggregate market value of the collateral, including accrued interest, was $13,736,971,904.
Joint Repurchase Agreement Account II — At November 30, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Government	$23,174,700,000

Money Market	4,725,000,000

Prime Obligations	7,150,000,000

GOLDMAN SACHS FUNDS-FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Repurchase Agreements

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$6,500,000,000	0.17%	12/01/09	$6,500,030,694

Banc of America Securities LLC	808,600,000	0.19	12/01/09	808,604,268

Barclays Capital, Inc.	925,000,000	0.16	12/01/09	925,004,111

Barclays Capital, Inc.	3,900,000,000	0.17	12/01/09	3,900,018,417

Citigroup Global Markets, Inc.	3,000,000,000	0.17	12/01/09	3,000,014,167

Credit Suisse Securities (USA) LLC	1,900,000,000	0.17	12/01/09	1,900,008,972

Deutsche Bank Securities, Inc.	6,500,000,000	0.17	12/01/09	6,500,030,694

JPMorgan Securities	1,250,000,000	0.17	12/01/09	1,250,005,903

Merrill Lynch & Co., Inc.	950,000,000	0.17	12/01/09	950,004,486

Morgan Stanley & Co.	4,600,000,000	0.16	12/01/09	4,600,020,444

RBS Securities, Inc.	1,500,000,000	0.18	12/01/09	1,500,007,500

UBS Securities LLC	3,925,000,000	0.17	12/01/09	3,925,018,535

Wachovia Capital Markets	550,000,000	0.17	12/01/09	550,002,597

Wachovia Capital Markets	500,000,000	0.19	12/01/09	500,002,639

Total				$36,808,773,427

     At November 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.550% to 5.770%	03/04/15 to 08/03/37

Federal Home Loan Bank	0.000 to 6.025	12/23/09 to 07/28/28

Federal Home Loan Mortgage Corp.	1.125 to 7.000	12/15/09 to 12/01/39

Federal National Mortgage Association	0.000 to 16.000	12/01/09 to 11/01/48

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/16

Government National Mortgage Association	4.000 to 6.500	04/15/24 to 11/20/39

U.S. Treasury Bills	0.000	01/14/10 to 04/15/10

U.S. Treasury Inflation Protected Securities	1.875 to 2.500	07/15/19 to 01/15/29

U.S. Treasury Interest-Only Stripped Securities	0.000	01/15/10 to 05/15/38

U.S. Treasury Notes	0.875 to 4.000	06/15/10 to 08/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	12/15/09 to 08/15/39

The aggregate market value of the collateral, including accrued interest, was $37,652,283,363.
Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2010

* Print the name and title of each signing officer under his or her signature.